[EV LOGO]

                                                                [EDUCATION SIGN]

SEMIANNUAL REPORT MAY 31, 2001

[CARS ON HIGHWAY]

                                  EATON VANCE
                                    MUNICIPAL
                                     INCOME
                                     TRUSTS


                                                                      California

                                                                         Florida

                                                                   Massachusetts

                                                                        Michigan

                                                                      New Jersey

                                                                        New York

                                                                            Ohio

                                                                    Pennsylvania

[BRIDGE]

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

As we've often noted, the municipal bond market has long been the primary source of funding in the U.S. for state and local public projects. Understandably, given the vast size and complicated nature of this arena, market participants require sound criteria to determine credit quality, assess risk and establish consistent benchmarks for valuations. Determining credit quality is, therefore, a most critical function, a role played, in part, by rating agencies, including the acknowledged market leaders, Standard & Poor's (S&P) and Moody's Investors Service, Inc. (Moody's) and Fitch/IBCA (Fitch).

Rating agencies produce widely recognized credit standards...

Just as loan officers review the creditworthiness of mortgage applicants, rating agencies have established credit standards that are used to analyze municipal and corporate borrowers. Approximately 97% of the municipal bonds issued in 2000 were accorded a rating from a major rating agency.

The agencies base their ratings on many considerations, including:

- The capacity of the borrower to make timely interest payments and repay principal;

-    The maturity and nature of the debt obligation;

- Protective covenants for lenders in the event of bankruptcy or a significant change in the borrower's revenue outlook.

From AAA to D, ratings provide an objective assessment of credit risk...

Bonds rated BBB(S&P)/Baa(Moody's) or above are considered investment-grade, with bonds rated AAA (S&P)/Aaa(Moody's) deemed to be of the highest quality and AA/Aa rated bonds considered high quality.* Bonds rated below BBB/Baa are non-investment grade, with incremental gradations below that tier reflecting different levels of risk. For example, BB rated bonds are considered speculative; B, highly speculative; a rating of CCC or below indicates a risk of default, and a D rating, default. Ratings are subject to routine follow-up reviews and may be changed or withdrawn due to changes in an issuer's underlying fundamentals or other pertinent circumstances. Typically, bonds may rise or fall in value in the wake of an upgrade or downgrade.

The higher the credit rating, the lower the interest rate...

Accordingly, an issuer with a AAA rating can be expected to issue new bonds at or near the lowest prevailing interest rate. Conversely, an issuer with a lower credit rating will be required to pay higher rates.

In the secondary market, higher-rated bonds in a given category typically trade at higher prices and, therefore, lower yields than bonds of lower quality. These yield differentials are called "quality spreads," usually characterized in basis points. A basis point equals .01%. Spreads among differently rated bonds may vary with changes in supply, market fundamentals and investor sentiment, and such fluctuations play a major role in bond investment strategy.

Ratings are an invaluable tool for issuers and investors alike...

Ratings issued by major agencies do not represent a recommendation to buy or sell, nor are they a judgement as to a bond's suitability as an investment. They are, however, a much-needed tool used to evaluate bonds in the marketplace. The existence of a clearly defined rating system contributes to orderly and transparent markets, which is important for issuers and investors alike.

With its long history of success, the municipal bond market will likely remain the dominant pool of capital for important public works. As they have for the past century, the major ratings agencies will continue to play an important role in that vital process.

                                 Sincerely,

                                 /s/ Thomas J. Fetter

                                 Thomas J. Fetter
                                 President
                                 July 11, 2001

*Not all bonds have ratings from S&P, Moody's or Fitch. Some may have proprietary ratings from other rating agencies or may be non-rated.

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001
MARKET RECAP

Toward the end of 2000, most economic indicators pointed to a faltering U.S. economy. Declining corporate profits, mounting job layoffs and a sharply falling stock market exacted a heavy toll on consumer confidence. According to revised Commerce Department figures, fourth quarter 2000 Gross Domestic Product grew at a tepid 1.0% pace. That was followed by a lackluster 1.3% growth rate in the first quarter of 2001. Those figures suggested that the concerns voiced in Congressional testimony by Federal Reserve chairman Greenspan were well founded.

The Federal Reserve has aggressively lowered short-term interest rates in 2001...

The Fed signaled an easier monetary policy in the second half of 2000. Taking its cue, the bond markets, which move in the opposite direction of interest rates, rallied strongly into early 2001. Against this backdrop, with inflation posing little threat, the Federal Reserve launched an aggressive effort to jump-start the economy. Beginning in early January, the Fed initiated a series of interest rate cuts and, by the end of May, had reduced its benchmark Federal Funds rate - a key short-term interest rate barometer - by 250 basis points (2.5%).

As recession fears subsided somewhat, the bond market rally paused in the spring...

The bond market corrected somewhat in late spring. The Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - reflected that pullback. The Index, which had a total return of 12.14% for the year ended May 31, 2001, had a return of just 4.73% for the final six months of that period.*

The market correction was accompanied by a steepening of the Treasury yield curve. That is, long-term bonds underperformed shorter-maturity bonds and, as a result, the yield spread between 30-year Treasury bonds and 1-year Treasuries went from minus 30 basis points (0.30%) on November 30, 2000 to plus 219 basis points (2.19%) on May 31, 2001. This change from an inverted yield curve


[CHART]

Municipal bond yields were nearly  94% of Treasury yields.

          5.39%                              8.92%
30-Year AAA-rated                   Taxable equivalent yield
General Obligation (GO) Bonds**     in 39.6% tax bracket

         5.75%
30-Year Treasury bond

Principal and Interest payments of Treasury securities are guaranteed by the U.S. government.

** GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Trusts' yield. Statistics as of May 31, 2001

Past performance is no guarantee of future results.

Source: Bloomberg, LP


to a normal, positive-sloping curve suggests that investors have grown increasingly confident in recent months that the Fed's interest rate actions should avert a full-scale recession.

An uncertain economy has made municipal bonds an attractive investment option...

Municipal bonds have attracted more attention from investors in the past year, especially given the uncertain economic outlook and the continuing difficulties in the equity market. The municipal sector has also proven significantly less volatile than the corporate bond market, which has been characterized by high default rates. Because the recently passed tax cuts will be phased in over 10 years, they are not expected to significantly reduce demand for municipal bonds in the near-term.

On the supply side, a weaker economy could result in lower revenues for states and municipalities, possibly resulting in increased funding needs. In addition, at these lower interest rate levels, bond refinancings could add to municipal supply. However, while these areas will bear watching, we believe that bonds continue to offer good income opportunities and a measure of refuge from recent market volatility, and merit consideration for today's tax-conscious investor.


*It is not possible to invest directly in an Index.

EATON VANCE CALIFORNIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2001
MANAGEMENT DISCUSSION


[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager


MANAGEMENT DISCUSSION

- The California economy sustained job growth in the past year. The housing market remained strong, with permits rising around 10% in the past year. The technology sector reported layoffs, reflecting slower sales of computers and cellular and Internet equipment. The state's May 2001 jobless rate was 4.9%, down from 5.0% a year ago.

- Meeting the transportation demands of California's population is an ongoing challenge. Transportation bonds have helped finance projects that address the state's growing needs. The Trust's investments included insured* issues for projects such as the Bay Area Regional Transport and San Francisco Airport.

- Special tax revenue bonds constituted a major holding at May 31, 2001 and provided an attractive income stream. These issues provide California communities a way to finance a wide variety of public initiatives, including utilities, water and sewer projects and transportation projects.

- Amid the continuing California energy dilemma, management remained selective with regard to electric utilities. Because its utility investments consisted entirely of insured* bonds, the Trust had no direct credit exposure to the ongoing crisis. The crisis nonetheless restrained the entire California municipal market.

- Education bonds represented a significant investment at May 31, 2001. The Trust focused on investment-grade bonds of well-regarded issuers, including Stanford University and Pepperdine University.

TRUST STATISTICS(1)

-  Number of Issues:                      72

-  Effective Maturity:                    22.3 years

-  Average Rating:                        AA-

-  Average Call:                          9.5 years

-  Average Dollar Price:                  $95.09

THE TRUST

Performance for the Past Six Months

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 6.36% for the six months ended May 31, 2001. That return was the result of an increase in share price from $11.6875 on November 30, 2000 to $12.09 on May 31, 2001, and the reinvestment of $0.3425 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 6.17% for the six months ended May 31, 2001. That return was the result of an increase in net asset value from $13.21 on November 30, 2000 to $13.64 on May 31, 2001, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $12.09, the Trust had a market yield of 5.67% at May 31, 2001.(3) The Trust's market yield is equivalent to a taxable yield of 10.35%.(4)

RATING DISTRIBUTION(1)

By total investments

[CHART]

NON-RATED     18.3%
BBB            8.4%
A             11.8%
AA             4.0%
AAA           57.5%

Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.


TRUST INFORMATION
AS OF MAY 31, 2001

PERFORMANCE(5)

AVERAGE ANNUAL TOTAL RETURN (BY MARKET VALUE, AMERICAN STOCK EXCHANGE)
One Year                                   17.61%
Life of Trust (1/29/99)                    -3.61

AVERAGE ANNUAL TOTAL RETURN (AT NET ASSET VALUE)
One Year                                   28.72%
Life of Trust (1/29/99)                     1.49

5 Largest Categories(1)

[CHART]

Insured - Transportation*            15.1%
Special Tax Revenue                  11.8%
Insured - Electric Utilities*        10.0%
Insured - Water & Sewer*              9.9%
Education                             7.3%

(1) Trust Statistics, Rating Distribution and 5 Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust.

(2) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 45.22% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE FLORIDA MUNICIPAL INCOME TRUST AS OF MAY 31, 2001
MANAGEMENT DISCUSSION

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- While the pace of growth has eased somewhat, Florida's strong tourism sector has insulated the state from the national slowdown. The state's construction industry remains robust, as strong demand for technology office space fueled building activity. Florida's May 2001 jobless rate was 3.9%, up from 3.6% a year ago.

- Insured* special tax revenue bonds were the Trust's largest sector weighting at May 31. Faced with the large inflow of retirees, transferees and vacationers, Florida communities have issued special tax revenue bonds to finance infrastructure projects such as utilities, road construction and waste treatment facilities.

- Insured* water and sewer bonds again proved a good source of income. Many Florida cities and towns have made improvements to their water systems to meet rising customer demand. Bonds issued to finance these projects have provided the Trust with good opportunities in growing communities such as Tampa and Winterhaven.

- The Trust maintained a significant weighting in the transportation sector. Among the Trust's investments were bonds that financed projects for the Orlando International Airport, Lee County Airport and Florida Turnpike Authority.

- Management adjusted the portfolio of the Trust to take advantage of changing market conditions, including updating call protection and establishing tax losses. Tax losses may be used to offset future capital gains and maintain the Trust's tax advantage.

TRUST STATISTICS(1)

-  Number of Issues:                      64

-  Effective Maturity:                    20.7 years

-  Average Rating:                        AA

-  Average Call:                          8.1 years

-  Average Dollar Price:                  $96.23

THE TRUST

Performance for the Past Six Months

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 14.36% for the six months ended May 31, 2001. That return was the result of an increase in share price from $10.50 on November 30, 2000 to $11.68 on May 31, 2001, and the reinvestment of $0.3315 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 8.00% for the six months ended May 31, 2001. That return was the result of an increase in net asset value from $13.07 on November 30, 2000 to $13.73 on May 31, 2001, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $11.68, the Trust had a market yield of 5.68% at May 31, 2001.(3) The Trust's market yield is equivalent to a taxable yield of 9.40%.(4)

RATING DISTRIBUTION(1)

By total investments

[CHART]

NON-RATED               17.9%
AAA                     61.4%
AA                      11.8%
A                        4.8%
BBB                      3.2%
BB                       0.9%


Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.

TRUST INFORMATION
AS OF MAY 31, 2001

PERFORMANCE(5)

AVERAGE ANNUAL TOTAL RETURN (BY MARKET VALUE, AMERICAN STOCK EXCHANGE)
One Year                                   17.68%
Life of Trust (1/29/99)                    -4.98


AVERAGE ANNUAL TOTAL RETURN (AT NET ASSET VALUE)
One Year                                   29.81%
Life of Trust (1/29/99)                     1.82

5 Largest Categories(1)

{CHART]

Insured - Special Tax Revenue*         12.7%
Insured - Water & Sewer*               12.1%
Insured - Electric Utilities*           8.4%
Transportation                          8.2%
Special Tax Revenue                     6.8%

(1) Trust Statistics, Rating Distribution and 5 Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust.

(2) A portion of the Trust's income may be subject to federal income and state intangibles tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 39.60% combined federal and state intangibles tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF MAY 31, 2001 MANAGEMENT DISCUSSION

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT DISCUSSION

- Massachusetts' economic momentum has moderated in the past year. While construction remained relatively strong, job growth in the technology, finance and service sectors has slowed somewhat from the pace of recent years. The state's May 2001 unemployment rate was 3.5%, well above the 2.7% rate of a year ago.

- Education bonds and insured* education bonds were among the Trust's largest sector weightings. In addition to colleges and universities, the Trust held bonds of private secondary schools. Private schools have enjoyed strong enrollment amid continuing concerns over the quality of some public school systems.

- The Trust was selective within the hospital sector, given the industry's continuing difficulties. Manage-ment focused on well-managed facilities such as South Shore Hospital, which is well-positioned for the increasingly difficult competitive environment.

- The Trust benefited from the pre-refunding of its Rail Connections, Inc. bonds. These issues financed the building of an Amtrak parking facility for rail commuters travelling to and from Boston. The pre-refunding removes the credit risk for the issue, which had suffered from a delay in the start of Acela service and revenues that were well below projections.

- Management extended its efforts to diversify the Trust's investments across sectors. Management also continued to improve call protection in order to protect against untimely calls and improve the Trust's performance potential in the event of a market rally.

TRUST STATISTICS(1)

-  Number of Issues:                      53

-  Effective Maturity:                    24.8 years

-  Average Rating:                        AA-

-  Average Call:                          8.4 years

-  Average Dollar Price:                  $90.89

THE TRUST

Performance for the Past Six Months

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 15.19% for the six months ended May 31, 2001. That return was the result of an increase in share price from $10.8125 on November 30, 2000 to $12.12 on May 31, 2001, and the reinvestment of $0.3375 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 9.08% for the six months ended May 31, 2001. That return was the result of an increase in net asset value from $12.53 on November 30, 2000 to $13.30 on May 31, 2001, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $12.12, the Trust had a market yield of 5.57% at May 31, 2001.(3) The Trust's market yield is equivalent to a taxable yield of 9.77%.(4)


RATING DISTRIBUTION(1)

By total investments

[CHART]

NON-RATED                         6.5%+
AAA                              52.3%
AA                                5.7%
A                                17.7%
BBB                              16.7%
BB                                1.1%


Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.

TRUST INFORMATION
AS OF MAY 31, 2001

PERFORMANCE(5)

AVERAGE ANNUAL TOTAL RETURN (BY MARKET VALUE, AMERICAN STOCK EXCHANGE)
One Year                                   14.58%
Life of Trust (1/29/99)                    -3.50

AVERAGE ANNUAL TOTAL RETURN (AT NET ASSET VALUE)
One Year                                   29.88%
Life of Trust (1/29/99)                     0.41


5 Largest Categories(1)

[CHART]

Education                            20.7%
Insured - Education*                 13.4%
Hospital                              9.5%
Insured - Hospital*                   9.0%
Transportation                        5.3%

(1) Trust Statistics, Rating Distribution and 5 Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust.

(2) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 42.98% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

  Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

+ In the opinion of management, 4.5% of the 6.5% non-rated portion of the Trust represents bonds that, if rated, would warrant an investment-grade rating.

EATON VANCE MICHIGAN MUNICIPAL INCOME TRUST AS OF MAY 31, 2001
MANAGEMENT DISCUSSION

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

MANAGEMENT DISCUSSION

- The Michigan economy has slowed in response to a weaker manufacturing climate. The Big Three auto makers have announced reductions in production schedules, a decision that has reverberated through the state's manufacturing sector and industry suppliers. The state's May jobless rate rose to 5.0%, sharply higher than last year's 3.5% rate.

- Consistent with management's effort to maintain high credit quality, insured* general obligations (GOs) remained the Trust's largest sector weighting at May 31, 2001. Ample supply created good opportunities and geographic diversification among local school district general obligations.

- One of the Trust's largest concentrations was in hospital bonds. Management remained very selective with respect to hospital investments, focusing on competitive institutions, including Royal Oak's William Beaumont Hospital, that have favorable cost structures and a good market position.

- The Trust maintained its exposure to selected transportation bonds. Opportunities were found among bonds issued to upgrade facilities in Grand Rapid's Kent County and at Wayne County Charter Airport.

- The Trust pursued a relative-value approach, seeking value in what management deemed undervalued sectors of the market. We also continued to improve call protection, thereby adding potential for capital appreciation without sacrificing yield.


TRUST STATISTICS(1)

-  Number of Issues:                      49

-  Effective Maturity:                    21.1 years

-  Average Rating:                        AA

-  Average Call:                          8.1 years

-  Average Dollar Price:                  $93.88

THE TRUST

Performance for the Past Six Months

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 18.29% for the six months ended May 31, 2001. That return was the result of an increase in share price from $10.438 on November 30, 2000 to $12.01 on May 31, 2001, and the reinvestment of $0.330 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 8.55% for the six months ended May 31, 2001. That return was the result of an increase in net asset value from $13.06 on November 30, 2000 to $13.79 on May 31, 2001, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $12.01, the Trust had a market yield of 5.50% at May 31, 2001.(3) The Trust's market yield is equivalent to a taxable yield of 9.62%.(4)

RATING DISTRIBUTION(1)

By total investments

[CHART]

NON-RATED                        12.8%
AAA                              61.8%
AA                               11.2%
A                                 8.1%
BBB                               6.1%

Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.

TRUST INFORMATION
AS OF MAY 31, 2001

PERFORMANCE(5)

AVERAGE ANNUAL TOTAL RETURN (BY MARKET VALUE, AMERICAN STOCK EXCHANGE)
One Year                                   23.91%
Life of Trust (1/29/99)                    -3.88

AVERAGE ANNUAL TOTAL RETURN (AT NET ASSET VALUE)
One Year                                   28.94%
Life of Trust (1/29/99)                     1.97

5 Largest Categories(1)

[CHART]

Insured - General Obligations*   33.7%
Hospital                         21.0%
Transportation                    8.0%
Insured - Hospital*               7.4%
Insured - Water & Sewer*          6.5%

(1) Trust Statistics, Rating Distribution and 5 Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust.

(2) A portion of the Trust's income may be subject to federal, state and local income tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 42.80% combined federal and state income tax rate. Income may also be subject to single business tax and city income tax. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE NEW JERSEY MUNICIPAL INCOME TRUST AS OF MAY 31, 2001
MANAGEMENT DISCUSSION

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager


MANAGEMENT DISCUSSION

- The New Jersey economy reflected the weakness at the national level. While the manufacturing sector suffered job losses and the financial sector was less robust than in previous years, residential and commercial construction activity remained upbeat. The state's May 2001 jobless rate was 4.3%, well above the 3.7% rate of a year ago.

- Transportation and insured* transportation bonds, remained among the Trust's largest sector weightings at May 31, 2001. The New Jersey/New York area serves as a major transit hub for goods throughout the East Coast. Bonds of port, waterway and highway authorities represented excellent quality and liquidity.

- Management adjusted sector allocations somewhat during the period, paring the Trust's hospital holdings, especially among lower-investment grade bonds of institutions vulnerable in a more competitive environment. Management added a general obligation for West Deptford Township, which provided quality and performance in a declining rate environment.

- The Trust added to its insured* education bond investments, which offered well-respected, non-economically sensitive credits. Among the Trust's education investments were issues for Princeton University, Ramapo College and Rowan College.

- Management continued its efforts to upgrade the Trust's call protection. The Trust sold bonds with less than seven years of protection in favor of high quality, non-callable bonds and bonds with more attractive call characteristics.

TRUST STATISTICS(1)

-  Number of Issues:                      54

-  Effective Maturity:                    16.3 years

-  Average Rating:                        AA-

-  Average Call:                          8.5 years

-  Average Dollar Price:                  $98.09

THE TRUST

Performance for the Past Six Months

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 11.39% for the six months ended May 31, 2001. That return was the result of an increase in share price from $10.75 on November 30, 2000 to $11.65 on May 31, 2001, and the reinvestment of $0.330 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 9.76% for the six months ended May 31, 2001. That return was the result of an increase in net asset value from $12.68 on November 30, 2000 to $13.54 on May 31, 2001, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $11.65, the Trust had a market yield of 5.67% at May 31, 2001.(3) The Trust's market yield is equivalent to a taxable yield of 10.03%.(4)

RATING DISTRIBUTION(1)

By total investments

[CHART]

NON-RATED                         14.2%+
AAA                               56.5%
AA                                 9.3%
A                                  5.9%
BBB                               11.7%
BB                                 2.4%

Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.

TRUST INFORMATION
AS OF MAY 31, 2001

PERFORMANCE(5)

AVERAGE ANNUAL TOTAL RETURN (BY MARKET VALUE, AMERICAN STOCK EXCHANGE)
One Year                                   12.60%
Life of Trust (1/29/99)                    -5.15

AVERAGE ANNUAL TOTAL RETURN (AT NET ASSET VALUE)
One Year                                   29.41%
Life of Trust (1/29/99)                     1.15


5 Largest Categories(1)

[CHART]

Insured - Transportation*             14.1%
Transportation                        14.0%
Industrial Development Revenue        12.9%
Insured - Education*                  11.9%
Hospital                              11.5%

(1) Trust Statistics, Rating Distribution and 5 Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust.

(2) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 43.45% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

+ In the opinion of management, 9.9% of the 14.3% non-rated portion of the Trust represents bonds that, if rated, would warrant an investment-grade rating.

EATON VANCE NEW YORK MUNICIPAL INCOME TRUST AS OF MAY 31, 2001
MANAGEMENT DISCUSSION

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
Portfolio Manager


MANAGEMENT DISCUSSION

- New York's economy continued to create job growth, although at a somewhat slower rate than in recent years. The manufacturing sector posted losses, as technology sales declined. Financial services remained a bright spot, even amid volatile financial markets. The state's May 2001 jobless rate was 4.3%, down from 4.6% a year ago.

- Insured* transportation bonds constituted the Trust's largest sector weighting at May 31, 2001. The Trust's investments provided financing for airport facilities, local mass transit projects and the construction of highways and bridges.

- The Trust also had a major portion of its investments in insured* education bonds, primarily in New York State Dormitory Authority issues. The proceeds of these bonds helped finance the construction of medical and university housing and classrooms, as well as government office buildings.

- Insured* special tax revenue bonds represented a a good source of income. New York state and many cities have historically used these bonds as an alternative funding mechanism to build needed projects such as utilities, road construction and waste treatment facilities.

- Management continued its efforts to improve the Trust's call protection. With the decline of interest rates from their highs earlier in the decade, many bonds are now approaching call dates. Call protection has therefore become an increasingly important strategic consideration.

TRUST STATISTICS(1)

-  Number of Issues:                      54

-  Effective Maturity:                    17.7 years

-  Average Rating:                        AA-

-  Average Call:                          9.6 years

-  Average Dollar Price:                  $101.33

THE TRUST

Performance for the Past Six Months

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 18.27% for the six months ended May 31, 2001. That return was the result of an increase in share price from $10.75 on November 30, 2000 to $12.37 on May 31, 2001, and the reinvestment of $0.338 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 9.65% for the six months ended May 31, 2001. That return was the result of an increase in net asset value from $13.02 on November 30, 2000 to $13.89 on May 31, 2001, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $12.37, the Trust had a market yield of 5.46% at May 31, 2001.(3) The Trust's market yield is equivalent to a taxable yield of 9.70%.(4)

RATING DISTRIBUTION(1)

By total investments

[CHART]

NON-RATED                       12.9%
AAA                             45.3%
AA                              18.7%
A                               18.1%
BBB                              5.0%


Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.

TRUST INFORMATION
AS OF MAY 31, 2001

PERFORMANCE(5)

AVERAGE ANNUAL TOTAL RETURN (BY MARKET VALUE, AMERICAN STOCK EXCHANGE)
One Year                                   25.81%
Life of Trust (1/29/99)                    -2.63

AVERAGE ANNUAL TOTAL RETURN (AT NET ASSET VALUE)
One Year                                   28.81%
Life of Trust (1/29/99)                     2.31

5 Largest Categories(1)

[CHART]

Insured - Transportation*               16.0%
Education                               10.7%
Insured - Education*                    10.5%
Insured - Hospital*                      9.1%
Hospital                                 7.6%


(1) Trust Statistics, Rating Distribution and 5 Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust.

(2) A portion of the Trust's income may be subject to federal, state and local income tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 43.74% combined federal and state income tax rate. New York City residents may be subject to New York City personal income tax. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE OHIO MUNICIPAL INCOME TRUST AS OF MAY 31, 2001
MANAGEMENT DISCUSSION

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
Portfolio Manager


MANAGEMENT DISCUSSION

- Ohio's economy was dealt a setback by the continuing weakness in the manufacturing sector. The steel, machine tool and auto industries announced selective layoffs, contributing to lower wage growth and weaker consumer activity. The state's May 2001 jobless rate was 4.0%, a slight decline from 4.1% a year ago.

- Insured* general obligations (GOs) and uninsured (GOs) constituted the Trust's largest sector weighting at May 31, 2001. Ohio county school district issues provided excellent quality and good liquidity, characteristics valued in any interest rate environment.

- Industrial development bonds (IDRs) were major Trust investments. Management remained very credit-conscious in a weaker economy, emphasizing industry diversification. The Trust's investments included bonds for companies in beverage, air transportation, automobile and building materials sectors.

- Hospital bonds were among the Trust's largest weightings and were well diversified among county and local issuers, as well as by coupon. The Trust's holdings included bonds that financed facilities for Richland, Cuyahoga, Franklin and Highland County hospitals.

- Management continued its efforts to improve the Trust's call protection by focusing on non-callable issues and trading from shorter-call issues into bonds with more favorable call characteristics.


TRUST STATISTICS(1)

-  Number of Issues:                      46

-  Effective Maturity:                    18.8 years

-  Average Rating:                        AA-

-  Average Call:                          9.6 years

-  Average Dollar Price:                  $97.67

THE TRUST

Performance for the Past Six Months

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 13.40% for the six months ended May 31, 2001. That return was the result of an increase in share price from $11.375 on November 30, 2000 to $12.56 on May 31, 2001, and the reinvestment of $0.3365 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 8.14% for the six months ended May 31, 2001. That return was the result of an increase in net asset value from $12.82 on November 30, 2000 to $13.50 on May 31, 2001, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $12.56, the Trust had a market yield of 5.36% at May 31, 2001.(3) The Trust's market yield is equivalent to a taxable yield of 9.59%.(4)


RATING DISTRIBUTION(1)

By total investments

[CHART]

NON-RATED                          13.1%
AAA                                42.2%
AA                                 14.2%
A                                  19.8%
BBB                                 8.9%
BB                                  1.8%

Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.



TRUST INFORMATION
AS OF MAY 31, 2001

PERFORMANCE(5)

AVERAGE ANNUAL TOTAL RETURN (BY MARKET VALUE, AMERICAN STOCK EXCHANGE)
One Year                                   17.21%
Life of Trust (1/29/99)                    -2.14

AVERAGE ANNUAL TOTAL RETURN (AT NET ASSET VALUE)
One Year                                   27.93%
Life of Trust (1/29/99)                     0.92

5 Largest Categories(1)

[CHART]

Insured - General Obligations*         19.2%
Industrial Development Revenue         18.3%
Hospital                               12.5%
Insured - Education*                    7.2%
General Obligations                     5.9%


(1) Trust Statistics, Rating Distribution and 5 Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust.

(2) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 44.13% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2001 MANAGEMENT DISCUSSION

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- The Pennsylvania economy has generated healthy job growth in recent months, although manufacturing remained weak, especially in the durable goods area. Construction, however, was fairly strong, as job growth surged by more than 6%. The Commonwealth's May 2001 jobless rate was 4.7%, a jump from 4.0% a year ago.

- Insured* hospital bonds represented the Trust's largest sector weighting at May 31, 2001. The health care and hospital sector typically make up a large percentage of Pennsylvania municipal issuance. However, given the competitive pressures, management has been very selective, focusing on well-positioned institutions such as Chester County Hospital.

- Education and insured* education bonds constituted major investment concentrations of the Trust at May 31, 2001. The Trust's investments included well-regarded institutions such as Bryn Mawr College, University of Pennsylvania and Temple University, among others.

- Insured* general obligations represented another area of very high quality. Local School District bonds are typically insulated from economic fluctuations and have good performance characteristics.

- The Trust pursued a well-diversified coupon structure. Management balanced higher-income issues with rate-sensitive, low- and zero-coupon issues for appreciation potential. The Trust maintained its efforts to upgrade call protection.

TRUST STATISTICS(1)

-  Number of Issues:                      55

-  Effective Maturity:                    21.3 years

  Average Rating:                        AA

-  Average Call:                          7.6 years

-  Average Dollar Price:                  $95.46

THE TRUST

Performance for the Past Six Months

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 12.75% for the six months ended May 31, 2001. That return was the result of an increase in share price from $10.625 on November 30, 2000 to $11.65 on May 31, 2001, and the reinvestment of $0.332 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 7.98% for the six months ended May 31, 2001. That return was the result of an increase in net asset value from $12.96 on November 30, 2000 to $13.61 on May 31, 2001, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $11.65, the Trust had a market yield of 5.69% at May 31, 2001.(3) The Trust's market yield is equivalent to a taxable yield of 9.71%.(4)

RATING DISTRIBUTION(1)

By total investments

[CHART]

NON-RATED                              7.8%
AAA                                   68.8%
AA                                     3.7%
A                                      7.1%
BBB                                   12.6%

Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.



TRUST INFORMATION
AS OF MAY 31, 2001

PERFORMANCE(5)

AVERAGE ANNUAL TOTAL RETURN (BY MARKET VALUE, AMERICAN STOCK EXCHANGE)
One Year                                   13.98%
Life of Trust (1/29/99)                    -5.11

AVERAGE ANNUAL TOTAL RETURN (AT NET ASSET VALUE)
One Year                                   26.84%
Life of Trust (1/29/99)                     1.41

5 Largest Categories(1)

Insured - Hospital*                     21.9%
Insured - Education*                    16.4%
Insured - General Obligations*          13.6%
Insured - Transportation*               10.5%
Industrial Development Revenue           8.3%


(1) Trust Statistics, Rating Distribution and 5 Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust.

(2) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 41.29% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

CALIFORNIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 7.3%
-------------------------------------------------------------------------
    $ 1,000        California Educational Facilities
                   Authority, (Dominican University),
                   5.75%, 12/1/30                            $    983,960
      2,250        California Educational Facilities
                   Authority, (Pepperdine University),
                   5.00%, 11/1/29                               2,130,817
      1,850        California Educational Facilities
                   Authority, (Santa Clara University),
                   5.00%, 9/1/23                                1,802,584
      4,000        California Educational Facilities
                   Authority, (Stanford University),
                   5.125%, 1/1/31                               3,928,080
      2,500        California Educational Facilities
                   Authority, (University of Southern
                   California), 5.50%, 10/1/27                  2,547,175
-------------------------------------------------------------------------
                                                             $ 11,392,616
-------------------------------------------------------------------------
General Obligations -- 3.2%
-------------------------------------------------------------------------
    $ 2,500        California RITES, Variable Rate,
                   5/1/26(1)(2)                              $  2,660,825
      1,750        Capistrano Unified School District,
                   5.75%, 9/1/29                                1,703,380
        600        Manteca Unified School District,
                   5.80%, 9/1/24                                  583,314
-------------------------------------------------------------------------
                                                             $  4,947,519
-------------------------------------------------------------------------
Hospital -- 5.3%
-------------------------------------------------------------------------
    $ 2,000        California Health Facilities Financing
                   Authority, (Cedars-Sinai Medical
                   Center), 6.25%, 12/1/34                   $  2,103,040
      1,750        California Statewide Communities
                   Development Authority, (Sonoma County
                   Indian Health), 6.40%, 9/1/29                1,619,222
      1,000        Stockton Health Facilities Authority,
                   (Dameron Hospital), 5.70%, 12/1/14             951,210
      2,000        Tahoe Forest Hospital District,
                   5.85%, 7/1/22                                1,811,460
      2,000        Washington Township, Health Care
                   District, 5.25%, 7/1/29                      1,867,960
-------------------------------------------------------------------------
                                                             $  8,352,892
-------------------------------------------------------------------------
Housing -- 6.3%
-------------------------------------------------------------------------
    $ 1,750        California Statewide Communities
                   Development Authority, (Chesapeake Bay
                   Apartments), 6.00%, 6/1/32                $  1,590,872
      1,000        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 6.50%, 12/1/29                   987,230
        500        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 7.25%, 12/1/34                   504,265
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Housing (continued)
-------------------------------------------------------------------------
    $ 1,750        California Statewide Communities
                   Development Authority, (Nantucket Bay
                   Apartments), 6.00%, 6/1/32                $  1,590,872
      1,700        California Statewide Communities
                   Development Authority, (Oaks at Sunset
                   Apartments), 6.00%, 6/1/36                   1,540,081
        800        Commerce, (Hermitage III Senior
                   Apartments), 6.50%, 12/1/29                    779,768
        450        Commerce, (Hermitage III Senior
                   Apartments), 6.85%, 12/1/29                    435,258
      2,765        Monterey County Housing Authority,
                   Multifamily, (Parkside Manor
                   Apartments), 5.00%, 1/1/29                   2,377,679
-------------------------------------------------------------------------
                                                             $  9,806,025
-------------------------------------------------------------------------
Industrial Development Revenue -- 0.8%
-------------------------------------------------------------------------
    $ 1,250        California Pollution Control Financing
                   Authority, (Mobil Oil Corp.), (AMT),
                   5.50%, 12/1/29                            $  1,271,100
-------------------------------------------------------------------------
                                                             $  1,271,100
-------------------------------------------------------------------------
Insured-Education -- 2.4%
-------------------------------------------------------------------------
    $ 3,770        California Educational Facilities
                   Authority, (Pooled College and
                   University), (MBIA), 5.10%, 4/1/23        $  3,680,010
-------------------------------------------------------------------------
                                                             $  3,680,010
-------------------------------------------------------------------------
Insured-Electric Utilities -- 10.0%
-------------------------------------------------------------------------
    $ 3,250        California Pollution Control Financing
                   Authority, (Southern California Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/31        $  3,250,942
      2,500        California Pollution Control Financing
                   Authority, PCR, (Pacific Gas and
                   Electric), (MBIA), (AMT),
                   5.35%, 12/1/16                               2,483,100
      2,975        Guam Power Authority, (MBIA),
                   5.125%, 10/1/29                              2,939,717
      6,250        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)           6,341,938
        665        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(2)(3)            679,670
-------------------------------------------------------------------------
                                                             $ 15,695,367
-------------------------------------------------------------------------
Insured-General Obligations -- 6.5%
-------------------------------------------------------------------------
    $ 3,650        Burbank Unified School District, (FGIC),
                   0.00%, 8/1/18                             $  1,456,204
      3,750        Los Angeles Unified School District,
                   (FGIC), 5.375%, 7/1/25                       3,790,088

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $ 4,950        Puerto Rico, (AMBAC), 5.00%, 7/1/27       $  4,857,831
-------------------------------------------------------------------------
                                                             $ 10,104,123
-------------------------------------------------------------------------
Insured-Hospital -- 7.1%
-------------------------------------------------------------------------
    $ 7,500        California Health Facilities Authority,
                   (Little Company of Mary Health
                   Services), (AMBAC), 4.50%, 10/1/28        $  6,507,150
      1,245        California Statewide Communities
                   Development Authority, (Sutter Health)
                   Residual Certificates, (FSA), Variable
                   Rate, 8/15/27(2)(3)                          1,405,381
      3,200        California Statewide Communities
                   Development, (Children's Hospital Los
                   Angeles), (MBIA), 5.25%, 8/15/29             3,164,896
-------------------------------------------------------------------------
                                                             $ 11,077,427
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.6%
-------------------------------------------------------------------------
    $11,500        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/28                             $  2,489,635
-------------------------------------------------------------------------
                                                             $  2,489,635
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.3%
-------------------------------------------------------------------------
    $   525        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                 $    492,886
-------------------------------------------------------------------------
                                                             $    492,886
-------------------------------------------------------------------------
Insured-Transportation -- 15.1%
-------------------------------------------------------------------------
    $ 1,000        Alameda Corridor Transportation
                   Authority, (MBIA), 4.75%, 1/1/25          $    922,010
      5,130        Foothills/Eastern Transportation
                   Corridor Agency, (FSA), 0.00%, 1/1/26        1,340,315
      2,500        Los Angeles County Metropolitan
                   Transportation Authority, (FGIC),
                   5.25%, 7/1/30                                2,483,275
      2,300        Port Oakland, (MBIA), (AMT),
                   5.375%, 11/1/25                              2,313,800
      2,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              1,829,740
      5,000        San Francisco City and County Airports,
                   (International Airport), (FGIC), (AMT),
                   5.25%, 5/1/30                                4,899,950
      4,000        San Francisco City and County Airports,
                   (International Airport), (FSA),
                   4.75%, 5/1/29                                3,640,520
      6,000        San Francisco, (Bay Area Rapid
                   Transportation District), (FGIC),
                   5.50%, 7/1/34                                6,103,920
-------------------------------------------------------------------------
                                                             $ 23,533,530
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Water and Sewer -- 9.9%
-------------------------------------------------------------------------
    $ 5,000        Contra Costa County, Water District,
                   (MBIA), 5.00%, 10/1/24                    $  4,848,950
      6,250        East Bay Municipal Utilities District
                   Water System, (MBIA), 5.00%, 6/1/38          5,923,125
      5,000        Metropolitan Water District, (Southern
                   California Waterworks), (MBIA),
                   4.75%, 7/1/21                                4,682,950
-------------------------------------------------------------------------
                                                             $ 15,455,025
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 6.2%
-------------------------------------------------------------------------
    $ 3,000        Duarte, Certificates of Participation,
                   5.25%, 4/1/24                             $  2,713,350
      4,000        Sacramento City, Financing Authority,
                   5.40%, 11/1/20                               4,084,560
      2,500        San Diego County, Certificates of
                   Participation, 5.375%, 10/1/41               2,423,000
        500        Turlock Public Financing Authority,
                   5.45%, 9/1/24                                  474,650
-------------------------------------------------------------------------
                                                             $  9,695,560
-------------------------------------------------------------------------
Special Tax Revenue -- 11.8%
-------------------------------------------------------------------------
    $ 1,500        Bonita Canyon Public Facilities
                   Financing Authority, 5.375%, 9/1/28       $  1,374,810
        895        Brentwood Infrastructure Financing
                   Authority, 5.625%, 9/2/29                      841,980
      1,000        Brentwood Infrastructure Financing
                   Authority, 6.00%, 9/1/29                     1,008,740
      1,750        Corona, Public Financing Authority,
                   5.80%, 9/1/20                                1,717,415
      1,000        Corona-Norco Unified School District
                   Public Financing Authority,
                   6.125%, 9/1/31                                 975,570
      1,590        Fontana Redevelopment Agency, (Jurupa
                   Hills), 5.60%, 10/1/27                       1,574,943
        750        Irvine, Improvement Bond Act of 1915,
                   5.50%, 9/2/22                                  712,988
      1,000        Irvine, Improvement Bond Act of 1915,
                   6.00%, 9/2/23                                1,012,540
      1,500        Lincoln Public Financing Authority,
                   Improvement Bond Act of 1915 (Twelve
                   Bridges), 6.20%, 9/2/25                      1,507,170
      2,465        Oakland Joint Powers Financing
                   Authority, 5.40%, 9/2/18                     2,449,742
        995        Oakland Joint Powers Financing
                   Authority, 5.50%, 9/2/24                       982,692
        250        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)         239,805
        700        Rancho Cucamonga Public Financing
                   Authority, 6.00%, 9/2/20                       707,665
      1,250        Roseville Special Tax, 6.30%, 9/1/25         1,274,900
      1,325        San Pablo Redevelopment Agency,
                   5.65%, 12/1/23                               1,310,862

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Special Tax Revenue (continued)
-------------------------------------------------------------------------
    $   250        Santaluz Community Facilities District
                   No. 2, 6.10%, 9/1/21                      $    252,880
        500        Santaluz Community Facilities District
                   No. 2, 6.20%, 9/1/30                           506,260
-------------------------------------------------------------------------
                                                             $ 18,450,962
-------------------------------------------------------------------------
Transportation -- 2.2%
-------------------------------------------------------------------------
    $ 1,170        Port Redwood City, (AMT), 5.125%, 6/1/30  $  1,036,667
      2,515        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/28(2)(3)       2,361,157
-------------------------------------------------------------------------
                                                             $  3,397,824
-------------------------------------------------------------------------
Water and Sewer -- 3.2%
-------------------------------------------------------------------------
    $ 4,000        Metropolitan Water District, (Southern
                   California Waterworks), Variable Rate,
                   7/1/27(2)(3)                              $  3,485,680
      1,500        Santa Margarita Water District,
                   6.20%, 9/1/20                                1,539,300
-------------------------------------------------------------------------
                                                             $  5,024,980
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.2%
   (identified cost $155,273,768)                            $154,867,481
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                       $  1,258,480
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $156,125,961
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2001, 53.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.7% to 22.5% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 1.8%
------------------------------------------------------------------------
     $  500        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 7.75%, 8/15/20      $   498,180
        200        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 9.50%, 8/15/05          200,664
      1,000        Volusia County Educational Facilities
                   Authority, (Embry Riddle Aeronautical),
                   5.75%, 10/15/29                               988,200
------------------------------------------------------------------------
                                                             $ 1,687,044
------------------------------------------------------------------------
Electric Utilities -- 2.0%
------------------------------------------------------------------------
     $2,000        Jacksonville Electric Authority,
                   Variable Rate, 10/1/32(1)(2)              $ 1,829,820
------------------------------------------------------------------------
                                                             $ 1,829,820
------------------------------------------------------------------------
General Obligations -- 4.1%
------------------------------------------------------------------------
     $1,250        Florida, Variable Rate, 7/1/27(1)(2)      $ 1,141,150
      3,000        Florida Board of Education,
                   4.75%, 6/1/28                               2,717,070
------------------------------------------------------------------------
                                                             $ 3,858,220
------------------------------------------------------------------------
Hospital -- 5.5%
------------------------------------------------------------------------
     $2,500        Escambia County Health Facilities
                   Authority, (Charity Obligation Group),
                   5.00%, 11/1/28                            $ 2,624,200
      2,750        Highlands County Health Facilities
                   Authority, (Adventist Health System),
                   5.25%, 11/15/28                             2,318,552
        265        Orange County Health Facilities
                   Authority, (Westminster Community Care),
                   6.60%, 4/1/24                                 238,023
------------------------------------------------------------------------
                                                             $ 5,180,775
------------------------------------------------------------------------
Housing -- 2.9%
------------------------------------------------------------------------
     $1,750        Escambia County Housing Finance
                   Authority, SFM, (Multi-County Program),
                   (AMT), 5.50%, 10/1/31                     $ 1,729,490
      1,000        Muni Mae Tax-Exempt Bond, LLC, (AMT),
                   Variable Rate, 6/30/09                      1,005,530
------------------------------------------------------------------------
                                                             $ 2,735,020
------------------------------------------------------------------------
Industrial Development Revenue -- 2.6%
------------------------------------------------------------------------
     $  985        Broward County IDR, (Lynxs Cargoport),
                   (AMT), 6.75%, 6/1/19                      $   908,121
        900        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                         843,948
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  650        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26           $   665,320
------------------------------------------------------------------------
                                                             $ 2,417,389
------------------------------------------------------------------------
Insured-Electric Utilities -- 8.4%
------------------------------------------------------------------------
     $1,600        Burke County Development Authority
                   (Georgia Power Co.), (MBIA),
                   5.45%, 5/1/34                             $ 1,598,208
      1,100        Guam Power Authority, (MBIA),
                   5.125%, 10/1/29                             1,086,954
      1,250        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)          1,268,387
      4,000        Sunrise Utilities Systems, (AMBAC),
                   5.00%, 10/1/28                              3,883,120
------------------------------------------------------------------------
                                                             $ 7,836,669
------------------------------------------------------------------------
Insured-General Obligations -- 6.5%
------------------------------------------------------------------------
     $2,500        Florida Board of Education, (MBIA),
                   4.50%, 6/1/28                             $ 2,172,925
      4,000        Puerto Rico, (AMBAC), 5.00%, 7/1/27         3,925,520
------------------------------------------------------------------------
                                                             $ 6,098,445
------------------------------------------------------------------------
Insured-Hospital -- 4.8%
------------------------------------------------------------------------
     $1,000        Maricopa County IDA, (Mayo Clinic
                   Hospital), (AMBAC), 5.25%, 11/15/37       $   986,380
      1,350        Miami Dade County Health Facilities
                   Authority, (Miami Children's Hospital),
                   (AMBAC), 5.125%, 8/15/26                    1,305,396
      2,500        Tampa, (Catholic Health System), (MBIA),
                   4.75%, 11/15/28                             2,235,875
------------------------------------------------------------------------
                                                             $ 4,527,651
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 12.7%
------------------------------------------------------------------------
     $1,470        Dade County, Special Obligations
                   Residual Certificates, (AMBAC), Variable
                   Rate, 10/1/35(1)(3)                       $ 1,226,935
      4,000        Jacksonville Capital Improvement,
                   (Stadium), (AMBAC), 4.75%, 10/1/25          3,662,560
      1,470        Miami Beach Resort Tax, (AMBAC),
                   6.25%, 10/1/22                              1,693,381
      4,000        Miami-Dade County, (Professional Sport
                   Franchise), (MBIA), 4.75%, 10/1/30          3,610,960
      1,395        Miami-Dade County, Special Obligation,
                   (MBIA), 5.00%, 10/1/37                      1,312,374
        440        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                     413,085
------------------------------------------------------------------------
                                                             $11,919,295
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Transportation -- 6.2%
------------------------------------------------------------------------
     $4,500        Florida Turnpike Authority, (Department
                   of Transportation), (FGIC),
                   4.50%, 7/1/27                             $ 3,942,360
      1,000        Massachusetts Turnpike Authority,
                   Metropolitan Highway System, (MBIA),
                   5.00%, 1/1/37                                 915,700
      1,000        Orlando and Orange County Expressway
                   Authority, (FGIC), 5.00%, 7/1/28              957,080
------------------------------------------------------------------------
                                                             $ 5,815,140
------------------------------------------------------------------------
Insured-Utilities -- 4.1%
------------------------------------------------------------------------
     $2,750        Jupiter Island, Utility System, (South
                   Martin Regional Utility), (MBIA),
                   5.00%, 10/1/28                            $ 2,619,210
      1,250        Saint Petersburg Public Utilities,
                   (FSA), 5.00%, 10/1/28                       1,195,737
------------------------------------------------------------------------
                                                             $ 3,814,947
------------------------------------------------------------------------
Insured-Water and Sewer -- 12.1%
------------------------------------------------------------------------
     $  250        Cocoa, Water and Sewer, (FGIC),
                   4.50%, 10/1/22                            $   222,558
        700        Englewood Water District Utility, (FSA),
                   4.75%, 10/1/23                                645,673
      1,000        Lee County Water and Sewer, (AMBAC),
                   4.75%, 10/1/23                                920,680
      1,500        Miami Beach Storm Water, (FGIC),
                   5.375%, 9/1/30                              1,508,085
      1,000        Okeechobee Utility Authority, (FSA),
                   5.00%, 10/1/25                                962,480
      1,250        Tampa Bay Water Utility System, (FGIC),
                   5.75%, 10/1/29                              1,306,863
      2,000        Tampa Bay Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(1)(2)                1,628,800
      4,500        Winter Haven Utilities System, (MBIA),
                   4.75%, 10/1/28                              4,083,075
------------------------------------------------------------------------
                                                             $11,278,214
------------------------------------------------------------------------
Nursing Home -- 2.9%
------------------------------------------------------------------------
     $  800        Alachua County Health Facilities
                   Authority, (Beverly Enterprises Inc. ),
                   6.75%, 4/1/10                             $   758,184
      1,500        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/29                             1,252,680
        735        Orange County Health Facilities
                   Authority, (Westminster Community Care),
                   6.75%, 4/1/34                                 652,989
------------------------------------------------------------------------
                                                             $ 2,663,853
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Pooled Loans -- 0.6%
------------------------------------------------------------------------
     $  500        Osceola County IDA Community Provider
                   Pooled Loan, 7.75%, 7/1/17                $   509,710
------------------------------------------------------------------------
                                                             $   509,710
------------------------------------------------------------------------
Senior Living / Life Care -- 0.8%
------------------------------------------------------------------------
     $  850        Okaloosa County Retirement Rental
                   Housing, (Encore Retirement Partners),
                   6.125%, 2/1/14                            $   724,124
------------------------------------------------------------------------
                                                             $   724,124
------------------------------------------------------------------------
Special Tax -- 0.8%
------------------------------------------------------------------------
     $  765        Waterlefe Community Development
                   District, 6.95%, 5/1/31                   $   766,385
------------------------------------------------------------------------
                                                             $   766,385
------------------------------------------------------------------------
Special Tax Revenue -- 6.8%
------------------------------------------------------------------------
     $  885        Fleming Island Plantation Community
                   Development District, 6.30%, 2/1/05       $   891,797
        800        Heritage Isles Community Development
                   District, 6.30%, 8/1/01                       800,000
        900        Heritage Springs Community Development
                   District, 6.75%, 5/1/21                       907,578
        975        Longleaf Community Development District,
                   6.65%, 5/1/20                                 939,929
        795        North Springs Improvement District,
                   (Heron Bay), 7.00%, 5/1/19                    817,022
        500        Stoneybrook West Community Development
                   District, 7.00%, 5/1/32                       507,270
        975        University Square Community Development
                   District, 6.75%, 5/1/20                       989,342
        500        Vista Lakes Community Development
                   District, 7.20%, 5/1/32                       511,525
------------------------------------------------------------------------
                                                             $ 6,364,463
------------------------------------------------------------------------
Transportation -- 8.2%
------------------------------------------------------------------------
     $2,250        Florida Ports Financing Commission,
                   5.50%, 10/1/29                            $ 2,255,963
      1,500        Greater Orlando Aviation Authority,
                   (AMT), Variable Rate, 10/1/18(1)(3)         1,468,815
        650        Lee County Airport, 6.00%, 10/1/29            686,589
      2,000        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                    2,040,660
      1,165        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(1)(3)      1,241,878
------------------------------------------------------------------------
                                                             $ 7,693,905
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Water and Sewer -- 6.4%
------------------------------------------------------------------------
     $2,000        Jacksonville, Water and Sewer,
                   5.375%, 10/1/29                           $ 1,991,180
      1,000        Northern Palm Beach County Improvement
                   District, (Water Control and
                   Improvement), 6.00%, 8/1/25                   989,210
      3,000        Seminole County, Water and Sewer,
                   5.375%, 10/1/22                             3,026,070
------------------------------------------------------------------------
                                                             $ 6,006,460
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.2%
   (identified cost $94,990,668)                             $93,727,529
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.2)%                     $  (176,288)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $93,551,241
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2001, 54.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.3% to 20.9% of total investments.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as an inverse floater bond.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 20.7%
------------------------------------------------------------------------
     $2,500        Massachusetts Development Finance
                   Agency, (Boston University),
                   5.45%, 5/15/59                            $ 2,390,850
      1,000        Massachusetts Development Finance
                   Agency, (Clark University),
                   5.00%, 7/1/28                                 906,880
      1,250        Massachusetts Development Finance
                   Agency, (Eastern Nazarene College),
                   5.625%, 4/1/29                              1,043,812
      1,000        Massachusetts Development Finance
                   Agency, (Suffolk University),
                   5.85%, 7/1/29                                 987,040
      1,500        Massachusetts Development Finance
                   Agency, (Wheeler School),
                   6.50%, 12/1/29                              1,545,510
      1,000        Massachusetts Development Finance
                   Agency, (Xaverian Brothers High School),
                   5.65%, 7/1/29                                 949,060
      2,500        Massachusetts HEFA, (Massachusetts
                   Institute of Technology), 4.75%, 1/1/28     2,285,450
        650        Massachusetts HEFA, (Wellesley College),
                   5.125%, 7/1/39                                610,382
        500        Massachusetts IFA, (Babson College),
                   5.25%, 10/1/27                                478,525
        400        Massachusetts IFA, (Belmont Hill
                   School), 5.25%, 9/1/28                        375,316
------------------------------------------------------------------------
                                                             $11,572,825
------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.1%
------------------------------------------------------------------------
     $  100        Massachusetts Turnpike Authority,
                   (MBIA), Escrowed to Maturity,
                   5.00%, 1/1/20                             $    99,219
      1,450        Rail Connections, Inc., (Route 128
                   Parking), (ACA), Prerefunded to 7/1/09,
                   0.00%, 7/1/20                                 499,902
      3,720        Rail Connections, Inc., (Route 128
                   Parking), (ACA), Prerefunded to 7/1/09,
                   0.00%, 7/1/22                               1,125,002
------------------------------------------------------------------------
                                                             $ 1,724,123
------------------------------------------------------------------------
General Obligations -- 3.0%
------------------------------------------------------------------------
     $1,715        Westfield, 5.00%, 5/1/20                  $ 1,689,155
------------------------------------------------------------------------
                                                             $ 1,689,155
------------------------------------------------------------------------
Health Care-Miscellaneous -- 5.0%
------------------------------------------------------------------------
     $  700        Massachusetts Development Finance
                   Agency, (Biomedical Research Corp.),
                   5.75%, 2/1/29                             $   642,544
      1,000        Massachusetts Development Finance
                   Agency, (Biomedical Research Corp.),
                   6.25%, 8/1/20                               1,033,600
        600        Massachusetts Development Finance
                   Agency, (MCHSP Human Services),
                   6.60%, 8/15/29                                534,384
        700        Massachusetts HEFA, (Learning Center for
                   Deaf Children), 6.125%, 7/1/29                597,919
------------------------------------------------------------------------
                                                             $ 2,808,447
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Hospital -- 9.5%
------------------------------------------------------------------------
     $  175        Massachusetts HEFA, (Central New England
                   Health Systems), 6.30%, 8/1/18            $   154,275
      1,000        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   5.25%, 7/15/18                                792,280
        125        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   5.375%, 7/15/28                                94,845
      1,500        Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                      1,379,445
      2,000        Massachusetts HEFA, (South Shore
                   Hospital), 5.75%, 7/1/29                    1,910,220
      1,000        Massachusetts HEFA, (Winchester
                   Hospital), 6.75%, 7/1/30                    1,009,160
------------------------------------------------------------------------
                                                             $ 5,340,225
------------------------------------------------------------------------
Industrial Development Revenue -- 2.4%
------------------------------------------------------------------------
     $  600        Massachusetts IFA, (Devens Electric
                   System), 6.00%, 12/1/30                   $   596,712
        750        Massachusetts IFA, (American Hingham
                   Water Co.), (AMT), 6.60%, 12/1/15             771,090
------------------------------------------------------------------------
                                                             $ 1,367,802
------------------------------------------------------------------------
Insured-Education -- 13.4%
------------------------------------------------------------------------
     $  850        Massachusetts HEFA, (Berklee College of
                   Music), (MBIA), Variable Rate,
                   10/1/27(1)(2)                             $   785,578
      2,350        Massachusetts HEFA, (Brandeis
                   University), (MBIA), 4.75%, 10/1/28         2,126,069
      1,000        Massachusetts HEFA, (Northeastern
                   University), (MBIA), 5.00%, 10/1/29           942,910
      1,000        Massachusetts IFA, (Merrimack College),
                   (MBIA), 5.00%, 7/1/27                         943,800
      2,700        Massachusetts IFA, (Tufts University),
                   (MBIA), 4.75%, 2/15/28                      2,431,296
        300        Massachusetts IFA, (WGBH), (AMBAC),
                   5.00%, 3/1/28                                 283,989
------------------------------------------------------------------------
                                                             $ 7,513,642
------------------------------------------------------------------------
Insured-General Obligations -- 1.8%
------------------------------------------------------------------------
     $1,000        Puerto Rico, (AMBAC), 5.00%, 7/1/27       $   981,380
------------------------------------------------------------------------
                                                             $   981,380
------------------------------------------------------------------------
Insured-Hospital -- 9.0%
------------------------------------------------------------------------
     $1,250        Massachusetts HEFA, (Catholic Health
                   East), (AMBAC), 5.00%, 11/15/28           $ 1,145,438
      1,000        Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/28                 939,320
      2,250        Massachusetts HEFA, (Southcoast Health
                   System), (MBIA), 4.75%, 7/1/27              2,001,375

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $1,000        Massachusetts HEFA, (UMass Medical
                   Center), (AMBAC), 5.00%, 7/1/28           $   936,770
------------------------------------------------------------------------
                                                             $ 5,022,903
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 1.9%
------------------------------------------------------------------------
     $1,000        Massachusetts Port Authority, (US
                   Airways), (MBIA), (AMT), 6.00%, 9/1/21    $ 1,053,930
------------------------------------------------------------------------
                                                             $ 1,053,930
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.2%
------------------------------------------------------------------------
     $2,450        Plymouth County, (Plymouth County
                   Correctional Facility), (AMBAC),
                   5.00%, 4/1/22                             $ 2,341,416
------------------------------------------------------------------------
                                                             $ 2,341,416
------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 0.9%
------------------------------------------------------------------------
     $  500        Massachusetts IDA, (Alzheimers Center),
                   (FHA), 6.00%, 2/1/37                      $   516,495
------------------------------------------------------------------------
                                                             $   516,495
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.2%
------------------------------------------------------------------------
     $  735        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                 $   690,040
------------------------------------------------------------------------
                                                             $   690,040
------------------------------------------------------------------------
Insured-Transportation -- 5.2%
------------------------------------------------------------------------
     $1,000        Massachusetts Port Authority, (FGIC),
                   (AMT), 5.00%, 7/1/28                      $   934,220
      2,000        Massachusetts Turnpike Authority,
                   Metropolitan Highway System, (MBIA),
                   5.25%, 1/1/29                               1,955,720
------------------------------------------------------------------------
                                                             $ 2,889,940
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.4%
------------------------------------------------------------------------
     $1,500        Massachusetts Water Pollution Abatement
                   Trust, (FGIC), 4.75%, 2/1/26              $ 1,362,915
------------------------------------------------------------------------
                                                             $ 1,362,915
------------------------------------------------------------------------
Nursing Home -- 1.9%
------------------------------------------------------------------------
     $  575        Massachusetts Development Finance
                   Agency, (Odd Fellows Home of
                   Massachusetts), 6.25%, 1/1/15             $   519,357
        600        Massachusetts HEFA, (Christopher House),
                   6.875%, 1/1/29                                539,898
------------------------------------------------------------------------
                                                             $ 1,059,255
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Senior Living / Life Care -- 2.1%
------------------------------------------------------------------------
     $1,500        Massachusetts Development Finance
                   Agency, (Berkshire Retirement),
                   5.625%, 7/1/29                            $ 1,201,665
------------------------------------------------------------------------
                                                             $ 1,201,665
------------------------------------------------------------------------
Special Tax Revenue -- 2.0%
------------------------------------------------------------------------
     $  300        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(1)(3)   $   329,961
        800        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)        767,376
------------------------------------------------------------------------
                                                             $ 1,097,337
------------------------------------------------------------------------
Transportation -- 5.3%
------------------------------------------------------------------------
     $1,350        Massachusetts Bay Transportation
                   Authority, Variable Rate, 3/1/27(1)(2)    $ 1,201,217
      1,100        Massachusetts Turnpike Authority,
                   Metropolitan Highway System, Variable
                   Rate, 1/1/37(1)(3)                            821,832
      1,000        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/28(1)(3)        938,830
------------------------------------------------------------------------
                                                             $ 2,961,879
------------------------------------------------------------------------
Water and Sewer -- 2.7%
------------------------------------------------------------------------
     $1,500        Massachusetts Water Pollution Abatement
                   Trust, PCR, 5.375%, 8/1/27                $ 1,508,940
------------------------------------------------------------------------
                                                             $ 1,508,940
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.7%
   (identified cost $55,511,286)                             $54,704,314
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                       $ 1,309,621
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $56,013,935
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2001, 44.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.9% to 22.6% of total investments.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as an inverse floater bond.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
General Obligations -- 2.1%
------------------------------------------------------------------------
     $1,000        Manistee Area Public Schools,
                   5.00%, 5/1/24                             $   958,500
------------------------------------------------------------------------
                                                             $   958,500
------------------------------------------------------------------------
Health Care -- 1.7%
------------------------------------------------------------------------
     $  750        Michigan Hospital Finance Authority,
                   (Ascension Health Care),
                   6.125%, 11/15/26                          $   776,632
------------------------------------------------------------------------
                                                             $   776,632
------------------------------------------------------------------------
Hospital -- 21.0%
------------------------------------------------------------------------
     $  500        Allegan Hospital Finance Authority,
                   (Allegan General Hospital),
                   7.00%, 11/15/21                           $   490,925
      1,000        Dickinson County Healthcare Systems,
                   5.80%, 11/1/24                                841,600
      1,000        Flint Hospital Building Authority,
                   (Hurley Medical Center), 5.375%, 7/1/20       815,750
        445        John Tolfree Health System Corp.,
                   6.00%, 9/15/23                                379,131
        500        Mecosta County, (Michigan General
                   Hospital), 6.00%, 5/15/18                     449,425
      1,000        Michigan Health Facilities Authority,
                   (Henry Ford Health), 5.25%, 11/15/25          945,400
      2,275        Michigan Health Facilities Authority,
                   (McLaren Obligated Group),
                   4.50%, 10/15/21                             1,857,014
      1,000        Michigan Hospital Finance Authority,
                   (Henry Ford Health), 5.25%, 11/15/20          939,090
        750        Michigan Hospital Finance Authority,
                   (Memorial Healthcare Center),
                   5.875%, 11/15/21                              685,492
        750        Michigan Hospital Finance Authority,
                   (Trinity Health), 6.00%, 12/1/27              764,392
        750        Royal Oak Hospital Finance Authority,
                   (William Beaumont Hospital),
                   5.25%, 1/1/20                                 725,347
        800        Saginaw Hospital Finance Authority,
                   (Covenant Medical Center),
                   6.50%, 7/1/30                                 832,320
------------------------------------------------------------------------
                                                             $ 9,725,886
------------------------------------------------------------------------
Housing -- 2.2%
------------------------------------------------------------------------
     $1,000        Multifamily Housing, (AMT),
                   6.00%, 11/1/33                            $ 1,005,030
------------------------------------------------------------------------
                                                             $ 1,005,030
------------------------------------------------------------------------
Industrial Development Revenue -- 5.3%
------------------------------------------------------------------------
     $1,000        Detroit Local Development Finance
                   Authority, (Chrysler Corp.),
                   5.375%, 5/1/21                            $   979,610
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  800        Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                    $   812,392
        625        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               639,731
------------------------------------------------------------------------
                                                             $ 2,431,733
------------------------------------------------------------------------
Insured-Education -- 3.1%
------------------------------------------------------------------------
     $  500        Central Michigan University, (FGIC),
                   5.00%, 10/1/27                            $   474,720
      1,000        Michigan Higher Education Student Loan
                   Authority Revenue, (AMBAC), (AMT),
                   5.50%, 6/1/25                                 979,140
------------------------------------------------------------------------
                                                             $ 1,453,860
------------------------------------------------------------------------
Insured-Electric Utilities -- 2.2%
------------------------------------------------------------------------
     $1,000        Michigan Strategic Fund, (Detroit Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/29        $ 1,008,070
------------------------------------------------------------------------
                                                             $ 1,008,070
------------------------------------------------------------------------
Insured-General Obligations -- 33.7%
------------------------------------------------------------------------
     $1,000        Cedar Springs Public Schools, (FSA),
                   5.00%, 5/1/24                             $   957,220
      1,000        Central Montcalm Public Schools, (MBIA),
                   6.00%, 5/1/29                               1,057,640
        250        Chelsea School District, (FGIC),
                   5.00%, 5/1/25                                 238,747
      1,100        Detroit Downtown Development, (MBIA),
                   4.75%, 7/1/25                                 998,052
      2,250        Detroit School District, (FGIC),
                   4.75%, 5/1/28                               2,027,408
      1,250        Eaton Rapids Public Schools, (MBIA),
                   4.75%, 5/1/25                               1,130,213
      2,000        Fenton Area Public Schools, (FGIC),
                   5.00%, 5/1/24                               1,911,900
      1,250        Lincoln Park School District, (FGIC),
                   5.00%, 5/1/26                               1,190,938
      1,000        Michigan State Trunk Line, (MBIA),
                   5.00%, 11/1/26                                952,300
      2,000        Novi Building Authority, (FSA),
                   5.50%, 10/1/25                              2,029,340
      2,000        Puerto Rico, (AMBAC), 5.00%, 7/1/27         1,962,760
      1,200        Three Rivers Community Schools, (FSA),
                   5.00%, 5/1/23                               1,151,352
------------------------------------------------------------------------
                                                             $15,607,870
------------------------------------------------------------------------
Insured-Hospital -- 7.4%
------------------------------------------------------------------------
     $1,000        Lenawee County Hospital Finance,
                   (Lenawee Health Alliance), (AMBAC),
                   5.00%, 7/1/28                             $   937,570
        500        Michigan Health Facilities Authority,
                   (Detroit Medical Group), (AMBAC),
                   5.25%, 8/15/27                                488,070
      1,000        Royal Oak Hospital Finance Authority,
                   (William Beaumont Hospital), (MBIA),
                   5.25%, 11/15/35                               968,270

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $1,000        Saginaw Hospital Finance Authority,
                   (Covenant Medical Center), (MBIA),
                   5.50%, 7/1/24                             $ 1,007,410
------------------------------------------------------------------------
                                                             $ 3,401,320
------------------------------------------------------------------------
Insured-Special Tax -- 2.0%
------------------------------------------------------------------------
     $1,000        Wayne Charter County, (Airport
                   Hotel-Detroit Metroplitan Airport),
                   (MBIA), 5.00%, 12/1/30                    $   942,010
------------------------------------------------------------------------
                                                             $   942,010
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.9%
------------------------------------------------------------------------
     $  455        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(1)                                 $   427,168
------------------------------------------------------------------------
                                                             $   427,168
------------------------------------------------------------------------
Insured-Water and Sewer -- 6.5%
------------------------------------------------------------------------
     $1,750        Detroit Water Supply System, (FGIC),
                   5.00%, 7/1/30                             $ 1,641,728
      1,500        Grand Rapids Sanitary Sewer System,
                   (FGIC), 4.75%, 1/1/28                       1,353,405
------------------------------------------------------------------------
                                                             $ 2,995,133
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.5%
------------------------------------------------------------------------
     $1,000        Michigan Building Authority,
                   4.75%, 10/15/21                           $   922,660
        250        Puerto Rico, (Guaynabo Municipal
                   Government Center Lease),
                   5.625%, 7/1/22                                236,003
------------------------------------------------------------------------
                                                             $ 1,158,663
------------------------------------------------------------------------
Miscellaneous -- 0.8%
------------------------------------------------------------------------
     $  400        Pittsfield Township EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                 $   383,720
------------------------------------------------------------------------
                                                             $   383,720
------------------------------------------------------------------------
Special Tax Revenue -- 1.2%
------------------------------------------------------------------------
     $  600        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(2)(3)    $   575,532
------------------------------------------------------------------------
                                                             $   575,532
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 8.0%
------------------------------------------------------------------------
     $  750        Kent County Airport Facility, Variable
                   Rate, 1/1/25(2)(3)                        $   681,413
        670        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/28(1)(3)        629,016
        600        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(1)(3)        639,594
      2,000        Wayne Charter County Airport, Residual
                   Certificates, (AMT),
                   5.01%, 12/1/28(2)(3)                        1,738,560
------------------------------------------------------------------------
                                                             $ 3,688,583
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.6%
   (identified cost $46,910,566)                             $46,539,710
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.6)%                     $  (284,723)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $46,254,987
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2001, 53.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 8.9% to 19.0% of total investments.
 (1)  Security has been issued as a leveraged inverse floater bond.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 3.4%
------------------------------------------------------------------------
     $2,290        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                     $ 2,345,235
      1,000        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.75%, 10/1/19       1,033,990
------------------------------------------------------------------------
                                                             $ 3,379,225
------------------------------------------------------------------------
Education -- 5.5%
------------------------------------------------------------------------
     $1,500        New Jersey Educational Facilities
                   Authority, (Bloomfield College),
                   6.85%, 7/1/30                             $ 1,556,670
      3,935        New Jersey Educational Facilities
                   Authority, (Princeton University),
                   5.00%, 7/1/20                               3,908,517
------------------------------------------------------------------------
                                                             $ 5,465,187
------------------------------------------------------------------------
Hospital -- 11.5%
------------------------------------------------------------------------
     $  550        New Jersey Health Care Facilities
                   Financing Authority, (Burdette Tomlin
                   Memorial Hospital), 5.50%, 7/1/29         $   548,020
      2,250        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/27                      1,669,680
      1,000        New Jersey Health Care Facilities
                   Financing Authority, (Deborah Heart and
                   Lung Center), 6.30%, 7/1/23                   966,430
      2,000        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/34                               2,065,340
      2,000        New Jersey Health Care Facilities
                   Financing Authority, (Robert Wood
                   Johnson University Hospital),
                   5.75%, 7/1/31                               2,056,140
      1,000        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), (AMT),
                   6.875%, 7/1/20                              1,008,980
        750        New Jersey Health Care Facilities
                   Financing Authority, (Southern Ocean
                   County Hospital), 6.25%, 7/1/23               723,022
      2,000        New Jersey Health Care Facilities
                   Financing Authority,
                   (St. Elizabeth Hospital), 6.00%, 7/1/20     1,732,500
        600        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                      602,178
------------------------------------------------------------------------
                                                             $11,372,290
------------------------------------------------------------------------
Industrial Development Revenue -- 12.9%
------------------------------------------------------------------------
     $1,000        Gloucester County, Improvements
                   Authority, (Waste Management, Inc.),
                   (AMT), 7.00%, 12/1/29                     $ 1,092,250
        650        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 6.875%, 12/1/22                       666,419
      1,580        New Jersey EDA, Variable Rate,
                   5/1/17(1)(2)                                1,648,730
      1,000        New Jersey EDA, (American Airlines),
                   (AMT), 7.10%, 11/1/31                       1,028,190
      1,000        New Jersey EDA, (Anheuser-Busch), (AMT),
                   5.85%, 12/1/30                              1,024,830
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $1,250        New Jersey EDA, (Continental Airlines),
                   Variable Rate, 9/15/29(1)(2)              $ 1,085,375
      1,000        New Jersey EDA, (Glimcher Properties
                   REIT), (AMT), 6.00%, 11/1/28                  889,800
      1,250        New Jersey EDA, (Kapkowski Mall),
                   6.375%, 4/1/31                              1,268,988
      3,700        New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                              3,973,245
------------------------------------------------------------------------
                                                             $12,677,827
------------------------------------------------------------------------
Insured-Education -- 11.9%
------------------------------------------------------------------------
     $5,000        New Brunswick Housing Authority,
                   (Rutgers University), (FGIC),
                   4.625%, 7/1/24                            $ 4,618,500
      1,730        New Jersey Educational Facilities
                   Authority, (Ramapo College), (AMBAC),
                   4.625%, 7/1/28                              1,575,511
      1,750        New Jersey Educational Facilities
                   Authority, (Ramapo College), (MBIA),
                   5.75%, 7/1/29                               1,836,835
      1,250        New Jersey Educational Facilities
                   Authority, (Rowan University), (FGIC),
                   5.00%, 7/1/31                               1,211,200
      1,000        New Jersey Educational Facilities
                   Authority, (Rowan University), (FGIC),
                   5.25%, 7/1/20                               1,012,110
      1,600        Puerto Rico Industrial Tourist
                   Educational, Medical and Environmental,
                   (University Plaza Project), Residual
                   Certificates, (MBIA), Variable Rate,
                   7/1/33(2)(3)                                1,461,680
------------------------------------------------------------------------
                                                             $11,715,836
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.5%
------------------------------------------------------------------------
     $1,500        Puerto Rico Electric Power Authority,
                   (FSA), 5.25%, 7/1/29                      $ 1,511,025
------------------------------------------------------------------------
                                                             $ 1,511,025
------------------------------------------------------------------------
Insured-General Obligations -- 1.8%
------------------------------------------------------------------------
     $  500        Montgomery Township Board of Education,
                   (MBIA), 5.00%, 4/1/27                     $   489,525
      1,230        West Deptford Township, (FGIC),
                   5.50%, 9/1/24                               1,272,693
------------------------------------------------------------------------
                                                             $ 1,762,218
------------------------------------------------------------------------
Insured-Hospital -- 4.9%
------------------------------------------------------------------------
     $1,130        New Jersey Health Care Facilities
                   Financing Authority, (CentraState
                   Medical Center), (AMBAC), 4.50%, 7/1/28   $ 1,002,830
        230        New Jersey Health Care Facilities
                   Financing Authority,
                   (St. Barnabas Medical Center), (MBIA),
                   4.75%, 7/1/28                                 213,780
      4,105        New Jersey Health Care Facilities,
                   (Virtua Health), (FSA), 4.50%, 7/1/28       3,651,644
------------------------------------------------------------------------
                                                             $ 4,868,254
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Housing -- 4.5%
------------------------------------------------------------------------
     $3,535        New Jersey Housing and Mortgage Finance
                   Agency, (MBIA), (AMT), 5.90%, 10/1/29     $ 3,639,565
        750        New Jersey Housing and Mortgage Finance
                   Agency, Multifamily Housing, (FSA),
                   5.75%, 5/1/25                                 779,715
------------------------------------------------------------------------
                                                             $ 4,419,280
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 3.6%
------------------------------------------------------------------------
     $3,765        New Jersey EDA, (Educational Testing
                   Service), (MBIA), 4.75%, 5/15/25          $ 3,538,761
------------------------------------------------------------------------
                                                             $ 3,538,761
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.7%
------------------------------------------------------------------------
     $4,000        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 9/1/20          $ 3,682,280
------------------------------------------------------------------------
                                                             $ 3,682,280
------------------------------------------------------------------------
Insured-Transportation -- 14.1%
------------------------------------------------------------------------
     $4,000        Delaware River and Bay Authority,
                   (AMBAC), 5.75%, 1/1/29                    $ 4,220,400
      1,000        Delaware River Port Authority, (FSA),
                   5.625%, 1/1/26                              1,038,540
      3,250        Delaware River Port Authority, (FSA),
                   5.75%, 1/1/26                               3,412,500
      1,200        Port Authority of New York and New
                   Jersey, (AMBAC), 4.75%, 1/15/26             1,126,212
      4,000        Port Authority of New York and New
                   Jersey, (MBIA), (AMT), 5.75%, 12/1/25       4,112,280
------------------------------------------------------------------------
                                                             $13,909,932
------------------------------------------------------------------------
Insured-Water and Sewer -- 1.6%
------------------------------------------------------------------------
     $1,500        Bordentown Sewer Authority, (FGIC),
                   5.375%, 12/1/20                           $ 1,533,585
------------------------------------------------------------------------
                                                             $ 1,533,585
------------------------------------------------------------------------
Life Care -- 0.9%
------------------------------------------------------------------------
     $1,100        New Jersey EDA, (United Methodist
                   Homes), 5.75%, 7/1/29                     $   890,901
------------------------------------------------------------------------
                                                             $   890,901
------------------------------------------------------------------------
Senior Living / Life Care -- 1.0%
------------------------------------------------------------------------
     $1,000        New Jersey EDA, (Masonic Charity
                   Foundation), 5.50%, 6/1/31                $   991,440
------------------------------------------------------------------------
                                                             $   991,440
------------------------------------------------------------------------
Special Tax Revenue -- 1.1%
------------------------------------------------------------------------
     $1,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(2)(3)   $ 1,099,870
------------------------------------------------------------------------
                                                             $ 1,099,870
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 14.0%
------------------------------------------------------------------------
     $4,000        New Jersey Highway Authority, (Garden
                   State Parkway), 5.625%, 1/1/30            $ 4,164,920
      1,500        New Jersey Transportation Trust Fund
                   Authority, Residual Certificates,
                   Variable Rate, 6/15/17(1)(2)                1,500,255
      1,500        New Jersey Turnpike Authority, RITES,
                   Variable Rate, 1/1/30(2)(3)                 1,618,935
      2,550        Port Authority of New York and New
                   Jersey, 4.75%, 8/1/33                       2,336,234
      1,600        Port Authority of New York and New
                   Jersey, Variable Rate, 3/1/28(3)            1,732,880
      1,000        Port Authority of New York and New
                   Jersey, (AMT), 5.125%, 1/15/36                959,930
      1,630        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/28(2)(3)      1,530,293
------------------------------------------------------------------------
                                                             $13,843,447
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
   (identified cost $95,113,387)                             $96,661,358
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                       $ 2,090,944
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $98,752,302
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by New
 Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2001, 48.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 8.2% to 19.5% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 1.7%
-------------------------------------------------------------------------
     $1,000        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.75%, 10/1/19     $  1,033,990
      1,150        Suffolk County IDA, (Nissequogue
                   Cogeneration Partners Facility), (AMT),
                   5.50%, 1/1/23                                1,016,887
-------------------------------------------------------------------------
                                                             $  2,050,877
-------------------------------------------------------------------------
Education -- 10.7%
-------------------------------------------------------------------------
     $1,500        New York City IDA, (Polytechnic
                   University), 6.125%, 11/1/30              $  1,565,040
        500        New York Dormitory Authority, (Columbia
                   University), 5.00%, 7/1/25                     486,665
      4,275        New York Dormitory Authority,
                   (Rockefeller University), 4.75%, 7/1/37      3,864,814
      4,500        New York Dormitory Authority, (State
                   University Educational Facilities),
                   4.75%, 5/15/28                               4,071,060
      2,500        Tompkins County IDA, (Cornell
                   University), 5.75%, 7/1/30                   2,639,875
-------------------------------------------------------------------------
                                                             $ 12,627,454
-------------------------------------------------------------------------
Electric Utility -- 6.0%
-------------------------------------------------------------------------
     $2,000        Long Island Power Authority,
                   5.50%, 12/1/23                            $  2,011,980
      1,000        Long Island Power Authority,
                   5.50%, 12/1/29                                 999,280
      4,100        New York Power Authority,
                   5.25%, 11/15/40                              4,007,750
-------------------------------------------------------------------------
                                                             $  7,019,010
-------------------------------------------------------------------------
General Obligations -- 4.4%
-------------------------------------------------------------------------
     $4,935        New York City, 6.00%, 8/1/16              $  5,245,560
-------------------------------------------------------------------------
                                                             $  5,245,560
-------------------------------------------------------------------------
Hospital -- 7.6%
-------------------------------------------------------------------------
     $  250        Chautauqua County IDA, (Womans Christian
                   Association), 6.35%, 11/15/17             $    219,855
        500        Chautauqua County IDA, (Womans Christian
                   Association), 6.40%, 11/15/29                  421,395
      1,250        Fulton County IDA, (Nathan Littauer
                   Hospital), 6.00%, 11/1/18                    1,060,662
      3,400        New York City Health and Hospital Corp.,
                   5.25%, 2/15/17                               3,347,946
      1,500        New York City IDA, (Ohel Children's
                   Home), 6.25%, 8/15/22                        1,297,185
      1,250        Oneida County IDA, (St. Elizabeth
                   Hospital), 5.75%, 12/1/19                    1,056,150
      1,500        Yonkers, IDA, (Johns Riverside
                   Hospital), 7.125%, 7/1/31                    1,519,935
-------------------------------------------------------------------------
                                                             $  8,923,128
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Housing -- 3.1%
-------------------------------------------------------------------------
     $1,250        Mount Vernon IDA, (Wartburg Senior
                   Housing, Inc. - Meadowview),
                   6.20%, 6/1/29                             $  1,058,350
      2,600        Westchester County IDA, (Children's
                   Village), 5.375%, 3/15/19                    2,567,552
-------------------------------------------------------------------------
                                                             $  3,625,902
-------------------------------------------------------------------------
Industrial Development Revenue -- 3.1%
-------------------------------------------------------------------------
     $2,500        Onondaga County IDA, (Anheuser-Busch),
                   (AMT), 6.25%, 12/1/34                     $  2,660,500
      1,000        Suffolk County IDA, (Jeffersons Ferry),
                   7.20%, 11/1/19                               1,040,020
-------------------------------------------------------------------------
                                                             $  3,700,520
-------------------------------------------------------------------------
Insured-Education -- 10.5%
-------------------------------------------------------------------------
     $1,200        New York Dormitory Authority, (Cooper
                   Union), (MBIA), 6.25%, 7/1/29             $  1,305,480
      4,385        New York Dormitory Authority, (Court
                   Facility), (AMBAC), 6.00%, 5/15/39           4,669,280
      1,610        New York Dormitory Authority, (Hamilton
                   College), (MBIA), 4.75%, 7/1/20              1,501,309
      4,500        New York Dormitory Authority, (New York
                   University), (MBIA), 5.75%, 7/1/27           4,897,170
-------------------------------------------------------------------------
                                                             $ 12,373,239
-------------------------------------------------------------------------
Insured-Electric Utility -- 1.8%
-------------------------------------------------------------------------
     $  500        Long Island Power Authority, (FSA),
                   5.00%, 9/1/27                             $    480,745
      1,655        Long Island Power Authority, Electric
                   System Revenue, (MBIA), 5.25%, 12/1/26       1,608,577
-------------------------------------------------------------------------
                                                             $  2,089,322
-------------------------------------------------------------------------
Insured-General Obligations -- 4.4%
-------------------------------------------------------------------------
     $5,250        Puerto Rico, (AMBAC), 5.00%, 7/1/27       $  5,152,245
-------------------------------------------------------------------------
                                                             $  5,152,245
-------------------------------------------------------------------------
Insured-Hospital -- 9.1%
-------------------------------------------------------------------------
     $5,000        New York Dormitory Authority, (Memorial
                   Sloan Kettering Cancer Center), (MBIA),
                   5.50%, 7/1/23                             $  5,266,350
        500        New York Dormitory Authority, (Mental
                   Health Services Facility Improvements),
                   (FSA), 5.25%, 8/15/30                          493,705
      5,500        New York Dormitory Authority, (Municipal
                   Health Facilities Improvement), (FSA),
                   4.75%, 1/15/29                               4,971,340
-------------------------------------------------------------------------
                                                             $ 10,731,395
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.5%
-------------------------------------------------------------------------
     $1,580        New York City, Trust for Cultural
                   Resources, (AMBAC), Variable Rate,
                   7/1/29(1)(2)                              $  1,740,575

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
-------------------------------------------------------------------------
     $1,250        New York Local Government Assistance
                   Corp., (AMBAC), 6.00%, 4/1/24             $  1,310,862
      1,190        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                    1,117,208
-------------------------------------------------------------------------
                                                             $  4,168,645
-------------------------------------------------------------------------
Insured-Transportation -- 16.0%
-------------------------------------------------------------------------
     $1,500        Metropolitan Transportation Authority of
                   New York, (FGIC), 4.75%, 7/1/26           $  1,397,010
      1,400        Metropolitan Transportation Authority of
                   New York, (FGIC), 4.75%, 7/1/26              1,303,876
      1,000        Metropolitan Transportation Authority of
                   New York, (FGIC), 4.875%, 7/1/18               984,470
      4,005        Metropolitan Transportation Authority of
                   New York, (FSA), 5.25%, 4/1/23               4,043,007
      2,325        Monroe County Airport Authority, (MBIA),
                   (AMT), Variable Rate, 1/1/17(1)(2)           2,724,598
      3,750        New York Thruway Authority, (Highway and
                   Bridge), (AMBAC), 5.125%, 4/1/20             3,755,025
      2,735        Niagara Frontier Airport Authority,
                   (Buffalo Niagara International Airport),
                   (MBIA), (AMT), 5.625%, 4/1/29                2,794,869
      1,750        Niagara Frontier Airport Authority,
                   (Buffalo Niagara International Airport),
                   (MBIA), (AMT),
                   Variable Rate, 4/1/29(1)(2)                  1,826,597
-------------------------------------------------------------------------
                                                             $ 18,829,452
-------------------------------------------------------------------------
Insured-Water and Sewer -- 1.7%
-------------------------------------------------------------------------
     $2,000        New York City Municipal Water Finance
                   Authority, (FGIC), 5.50%, 6/15/32         $  2,035,000
-------------------------------------------------------------------------
                                                             $  2,035,000
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.1%
-------------------------------------------------------------------------
     $  175        New York State Urban Development Corp.,
                   (Capital Facilities), 5.00%, 1/1/20       $    168,733
-------------------------------------------------------------------------
                                                             $    168,733
-------------------------------------------------------------------------
Miscellaneous -- 0.4%
-------------------------------------------------------------------------
     $  245        Suffolk County IDA, Civic Facility
                   Revenue, (Alliance of LI), 7.50%, 2/1/15  $    249,777
        265        Suffolk County IDA, Civic Facility
                   Revenue, (Alliance of LI),
                   7.50%, 9/1/15                                  270,168
-------------------------------------------------------------------------
                                                             $    519,945
-------------------------------------------------------------------------
Senior Living / Life Care -- 0.8%
-------------------------------------------------------------------------
     $1,250        New York City IDA, (A Very Special
                   Place, Inc.), 5.75%, 1/1/29               $    962,325
-------------------------------------------------------------------------
                                                             $    962,325
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Special Tax Revenue -- 7.1%
-------------------------------------------------------------------------
     $2,000        New York City Transitional Finance
                   Authority, 6.00%, 11/15/29                $  2,155,020
      3,000        New York City Transitional Finance
                   Authority, 6.00%, 8/15/29                    3,218,610
      1,750        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(2)(3)      1,930,758
      1,175        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)       1,127,084
-------------------------------------------------------------------------
                                                             $  8,431,472
-------------------------------------------------------------------------
Transportation -- 3.2%
-------------------------------------------------------------------------
     $1,800        Port Authority of New York and New
                   Jersey, Variable Rate, 3/1/28(3)          $  1,949,490
      1,885        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/28(2)(3)       1,769,695
-------------------------------------------------------------------------
                                                             $  3,719,185
-------------------------------------------------------------------------
Water and Sewer -- 4.3%
-------------------------------------------------------------------------
     $1,500        New York City Municipal Water Finance
                   Authority, 5.25%, 6/15/29                 $  1,479,375
      3,500        New York City Municipal Water Finance
                   Authority, 5.75%, 6/15/29                    3,629,920
-------------------------------------------------------------------------
                                                             $  5,109,295
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.5%
   (identified cost $115,053,350)                            $117,482,704
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.5%                       $    607,507
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $118,090,211
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
 The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2001, 47.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.9% to 18.7% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 101.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 2.2%
------------------------------------------------------------------------
     $1,500        Ohio Higher Educational Facilities,
                   (Oberlin College), Variable Rate,
                   10/1/29(1)(2)                             $ 1,333,740
------------------------------------------------------------------------
                                                             $ 1,333,740
------------------------------------------------------------------------
Electric Utilities -- 3.7%
------------------------------------------------------------------------
     $  500        Clyde Electric System Revenue, (AMT),
                   6.00%, 11/15/14                           $   501,950
      1,750        Ohio Water Development Authority,
                   Pollution Control Facilities, (Cleveland
                   Electric), (AMT), 6.10%, 8/1/20             1,754,952
------------------------------------------------------------------------
                                                             $ 2,256,902
------------------------------------------------------------------------
General Obligations -- 5.9%
------------------------------------------------------------------------
     $1,000        Delaware County, 6.00%, 12/1/25           $ 1,079,650
      1,000        Gahanna-Jefferson Public Schools,
                   4.75%, 12/1/21                                927,140
      1,530        Hamilton City School District,
                   5.625%, 12/1/24                             1,575,380
------------------------------------------------------------------------
                                                             $ 3,582,170
------------------------------------------------------------------------
Hospital -- 12.5%
------------------------------------------------------------------------
     $1,755        Cuyahoga County, Health Care Facilities,
                   (Benjamin Rose Institute),
                   5.50%, 12/1/28                            $ 1,398,121
      2,000        Franklin County, (Childrens Hospital),
                   5.20%, 5/1/29                               1,904,120
        640        Highland County, (Joint Township
                   Hospital District), 6.75%, 12/1/29            572,896
      1,250        Parma Community General Hospital
                   Association, 5.35%, 11/1/18                 1,152,350
      1,750        Parma Community General Hospital
                   Association, 5.375%, 11/1/29                1,550,692
      1,000        Richland County Hospital Facilities,
                   (Medcentral Health Systems),
                   6.375%, 11/15/22                            1,021,570
------------------------------------------------------------------------
                                                             $ 7,599,749
------------------------------------------------------------------------
Housing -- 1.6%
------------------------------------------------------------------------
     $1,000        Multifamily Housing, (AMT),
                   6.00%, 11/1/33                            $ 1,005,030
------------------------------------------------------------------------
                                                             $ 1,005,030
------------------------------------------------------------------------
Industrial Development Revenue -- 18.3%
------------------------------------------------------------------------
     $1,250        Cleveland Airport, (Continental
                   Airlines), (AMT), 5.70%, 12/1/19          $ 1,093,400
      1,300        Dayton Special Facilities Revenue,
                   (Emery Air Freight), 5.625%, 2/1/18         1,180,218
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $3,000        Moraine Solid Waste Disposal, (General
                   Motors Corp.), (AMT), 5.65%, 7/1/24       $ 3,096,120
      2,500        Ohio Environmental Facilities, (Ford
                   Motor Co.), (AMT), 5.95%, 9/1/29            2,586,200
        750        Ohio Solid Waste Disposal, (USG Corp.),
                   (AMT), 5.65%, 3/1/33                          360,952
      1,100        Ohio Solid Waste Disposal, (USG Corp.),
                   (AMT), 6.05%, 8/1/34                          529,287
      2,250        Ohio Water Development Authority,
                   (Anheuser-Busch), (AMT), 6.00%, 8/1/29      2,319,278
------------------------------------------------------------------------
                                                             $11,165,455
------------------------------------------------------------------------
Insured-Certificates of Participation -- 2.5%
------------------------------------------------------------------------
     $1,500        Cleveland, Certificates of
                   Participation, (Cleveland Stadium),
                   (AMBAC), 5.25%, 11/15/22                  $ 1,500,465
------------------------------------------------------------------------
                                                             $ 1,500,465
------------------------------------------------------------------------
Insured-Education -- 7.2%
------------------------------------------------------------------------
     $1,000        Ohio Higher Educational Facilities,
                   (Dayton University), (AMBAC),
                   5.50%, 12/1/30                            $ 1,012,330
      2,000        University of Akron, (FGIC), Variable
                   Rate, 1/1/29(1)(2)                          2,162,660
      1,250        University of Cincinnati, (FGIC),
                   5.25%, 6/1/24                               1,245,863
------------------------------------------------------------------------
                                                             $ 4,420,853
------------------------------------------------------------------------
Insured-General Obligations -- 19.2%
------------------------------------------------------------------------
     $1,000        Hamiliton County, (AMBAC),
                   5.25%, 12/1/32                            $   982,910
      1,000        Lima City School District, (AMBAC),
                   5.50%, 12/1/22                              1,025,290
        500        Lima City School District, (AMBAC),
                   6.00%, 12/1/22                                540,825
      3,000        Puerto Rico, (AMBAC), 5.00%, 7/1/27         2,944,140
      3,750        South-Western City School District,
                   Franklin and Pickway Counties, (AMBAC),
                   4.75%, 12/1/26                              3,410,288
      2,860        Springfield City School District Clark
                   County, (FGIC), 5.20%, 12/1/23              2,815,641
------------------------------------------------------------------------
                                                             $11,719,094
------------------------------------------------------------------------
Insured-Hospital -- 4.5%
------------------------------------------------------------------------
     $1,750        Cuyahoga County, (Cleveland Clinic),
                   (MBIA), 5.125%, 1/1/29                    $ 1,694,700
      1,165        Hamilton County, (Childrens Hospital
                   Medical Center), (MBIA), 4.75%, 5/15/28     1,046,520
------------------------------------------------------------------------
                                                             $ 2,741,220
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.9%
------------------------------------------------------------------------
     $  615        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                 $   577,380
------------------------------------------------------------------------
                                                             $   577,380
------------------------------------------------------------------------
Insured-Transportation -- 5.5%
------------------------------------------------------------------------
     $1,325        Cleveland Airport System Revenue, (FSA),
                   5.00%, 1/1/31                             $ 1,253,622
      1,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/24                              1,048,520
      1,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/26                              1,047,810
------------------------------------------------------------------------
                                                             $ 3,349,952
------------------------------------------------------------------------
Insured-Water and Sewer -- 3.7%
------------------------------------------------------------------------
     $2,500        Delaware County, Sewer District, (MBIA),
                   4.75%, 12/1/24                            $ 2,290,400
------------------------------------------------------------------------
                                                             $ 2,290,400
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.2%
------------------------------------------------------------------------
     $1,300        Union County, (Pleasant Valley Joint
                   Fire District), 6.125%, 12/1/19           $ 1,315,054
------------------------------------------------------------------------
                                                             $ 1,315,054
------------------------------------------------------------------------
Senior Living / Life Care -- 2.3%
------------------------------------------------------------------------
     $  650        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                             $   552,370
      1,000        Summit County Healthcare Facilities,
                   (Village at Saint Edward),
                   5.75%, 12/1/25                                833,210
------------------------------------------------------------------------
                                                             $ 1,385,580
------------------------------------------------------------------------
Solid Waste -- 0.6%
------------------------------------------------------------------------
     $  400        Ohio Water Development Authority, Solid
                   Waste Disposal Revenue, (Bay Shore
                   Power), (AMT), 5.875%, 9/1/20             $   341,140
------------------------------------------------------------------------
                                                             $   341,140
------------------------------------------------------------------------
Special Tax Revenue -- 5.7%
------------------------------------------------------------------------
     $1,425        Cuyahoga County, Economic Development,
                   (Shaker Square), 6.75%, 12/1/30           $ 1,545,569
      1,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(2)(3)     1,103,290
        875        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)        839,318
------------------------------------------------------------------------
                                                             $ 3,488,177
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 3.1%
------------------------------------------------------------------------
     $1,000        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/28(2)(3)    $   938,830
      1,100        Toledo-Lucas County Port Authority,
                   5.40%, 5/15/19                                948,805
------------------------------------------------------------------------
                                                             $ 1,887,635
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 101.6%
   (identified cost $63,273,779)                             $61,959,996
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.6)%                     $  (964,796)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $60,995,200
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Ohio municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2001, 42.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.0% to 19.4% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 103.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 1.7%
------------------------------------------------------------------------
     $  500        Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13         $   499,560
        500        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10       515,805
------------------------------------------------------------------------
                                                             $ 1,015,365
------------------------------------------------------------------------
Education -- 7.3%
------------------------------------------------------------------------
     $1,500        Pennsylvania HEFA, (Drexel University),
                   6.00%, 5/1/29                             $ 1,553,850
      2,500        Pennsylvania HEFA, (University of
                   Pennsylvania), 4.625%, 7/15/30              2,156,525
        600        Philadelphia HEFA, (Chestnut Hill
                   College), 6.00%, 10/1/29                      558,030
------------------------------------------------------------------------
                                                             $ 4,268,405
------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.3%
------------------------------------------------------------------------
     $2,000        Westmoreland County Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/19                            $   755,440
------------------------------------------------------------------------
                                                             $   755,440
------------------------------------------------------------------------
Gas Utilities -- 2.0%
------------------------------------------------------------------------
     $1,325        Philadelphia Natural Gas Works,
                   Variable Rate, 7/1/28(1)                  $ 1,166,358
------------------------------------------------------------------------
                                                             $ 1,166,358
------------------------------------------------------------------------
Health Care-Miscellaneous -- 2.5%
------------------------------------------------------------------------
     $1,500        Chester County HEFA, (Devereux
                   Foundation), 6.00%, 11/1/29               $ 1,472,820
------------------------------------------------------------------------
                                                             $ 1,472,820
------------------------------------------------------------------------
Hospital -- 2.7%
------------------------------------------------------------------------
     $  750        Chester County HEFA, (Chester Hospital),
                   6.75%, 7/1/31                             $   749,175
        850        Pennsylvania HEFA, (UPMC Health System),
                   6.00%, 1/15/31                                850,918
------------------------------------------------------------------------
                                                             $ 1,600,093
------------------------------------------------------------------------
Industrial Development Revenue -- 8.3%
------------------------------------------------------------------------
     $  500        Carbon County IDA, (Panther Creek
                   Partners), (AMT), 6.65%, 5/1/10           $   512,280
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  500        New Morgan IDA, (New Morgan Landfill),
                   (AMT), 6.50%, 4/1/19                      $   483,075
        250        Pennsylvania EDA, (AMT), 6.25%, 11/1/31       250,965
      1,000        Pennsylvania Solid Waste Disposal, (USG
                   Corp.), (AMT), 6.00%, 6/1/31                  481,200
      1,000        Pennsylvania, IDA, (Sun Co.), (AMT),
                   7.60%, 12/1/24                              1,070,520
        600        Philadelphia IDA, (Franklin Institute),
                   5.20%, 6/15/26                                520,092
      1,550        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23             1,575,776
------------------------------------------------------------------------
                                                             $ 4,893,908
------------------------------------------------------------------------
Insured-Education -- 16.4%
------------------------------------------------------------------------
     $1,000        Northampton County HEFA, (Lafayette
                   College), (MBIA), 5.00%, 11/1/27          $   950,620
      1,000        Pennsylvania HEFA, (Bryn Mawr College),
                   (AMBAC), 5.125%, 12/1/29                      963,890
      2,000        Pennsylvania HEFA, (State System Higher
                   Education), (FSA), 5.00%, 6/15/24           1,916,820
      3,000        Pennsylvania HEFA, (Temple University),
                   (MBIA), 5.00%, 4/1/29                       2,838,300
        600        Puerto Rico Industrial Tourist
                   Educational, Medical and Environmental,
                   (University Plaza Project), Residual
                   Certificates, (MBIA), Variable Rate,
                   7/1/33(2)(3)                                  548,130
      1,500        University of Pittsburgh, (MBIA),
                   5.00%, 6/1/21                               1,447,605
      1,000        Washington County Authority, (Girard
                   College), (MBIA), 5.00%, 5/15/28              948,540
------------------------------------------------------------------------
                                                             $ 9,613,905
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.7%
------------------------------------------------------------------------
     $1,000        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(2)(3)       $ 1,022,060
------------------------------------------------------------------------
                                                             $ 1,022,060
------------------------------------------------------------------------
Insured-General Obligations -- 13.6%
------------------------------------------------------------------------
     $1,825        Hopewell School District, (FSA),
                   0.00%, 9/1/25                             $   468,149
      1,150        Philadelphia School District, (MBIA),
                   4.75%, 4/1/27                               1,037,127
      3,000        Philadelphia, (FSA), 5.00%, 3/15/28         2,831,250
      3,000        Puerto Rico, (AMBAC), 5.00%, 7/1/27         2,944,140
        250        Southeast Delco Area School District,
                   (MBIA), 0.00%, 2/1/24                          69,932
        700        Spring Ford School District, (FGIC),
                   4.75%, 3/1/25                                 633,465
------------------------------------------------------------------------
                                                             $ 7,984,063
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 21.9%
------------------------------------------------------------------------
     $3,000        Beaver County Hospital Authority,
                   (Valley Health Systems, Inc.), (AMBAC),
                   5.00%, 5/15/28                            $ 2,855,460
      1,000        Berks County Municipal Authority,
                   (Reading Hospital and Medical Center),
                   (FSA), 6.00%, 11/1/29                       1,140,950
      1,000        Dauphin County General Authority,
                   (Pinnacle Health System), (MBIA),
                   5.50%, 5/15/27                              1,010,940
      1,000        Delaware County Authority, (Catholic
                   Health East), (AMBAC), 4.875%, 11/15/26       905,510
      1,500        Lehigh County General Purpose Authority,
                   (Lehigh Valley Health Network), (MBIA),
                   5.25%, 7/1/29                               1,479,330
      3,000        Montgomery County HEFA, (Abington
                   Memorial Hospital), (AMBAC),
                   5.00%, 6/1/28                               2,855,430
      1,000        Pennsylvania Higher Educational
                   Facilities Authority, (UPMC Health
                   System), (FSA), 5.00%, 8/1/29                 946,370
      1,750        Sharon Health System Authority, (Sharon
                   Regional Health System), (MBIA),
                   5.00%, 12/1/28                              1,663,760
------------------------------------------------------------------------
                                                             $12,857,750
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.6%
------------------------------------------------------------------------
     $1,000        Pittsburgh and Allegheny County Public
                   Auditorium Authority, (AMBAC),
                   5.00%, 2/1/24                             $   958,710
        595        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)                                     558,604
------------------------------------------------------------------------
                                                             $ 1,517,314
------------------------------------------------------------------------
Insured-Transportation -- 10.5%
------------------------------------------------------------------------
     $1,000        Allegheny County Port Authority, (FGIC),
                   5.00%, 3/1/29                             $   946,160
      3,100        Pennsylvania Turnpike Commision Oil
                   Franchise, (AMBAC), 4.75%, 12/1/27          2,802,028
      2,450        Philadelphia Parking Authority, (AMBAC),
                   5.25%, 2/15/29                              2,405,925
------------------------------------------------------------------------
                                                             $ 6,154,113
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.6%
------------------------------------------------------------------------
     $1,000        Allegheny County Sanitation and Sewer
                   Authority, (MBIA), 5.50%, 12/1/24         $ 1,016,630
        500        Delaware County IDA, (Water Facilities),
                   (FGIC), (AMT), 6.00%, 6/1/29                  524,980
------------------------------------------------------------------------
                                                             $ 1,541,610
------------------------------------------------------------------------
Nursing Home -- 2.2%
------------------------------------------------------------------------
     $  500        Clarion County IDA, (Beverly
                   Enterprises, Inc.), 5.875%, 5/1/07        $   468,040
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Nursing Home (continued)
------------------------------------------------------------------------
     $  500        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.25%, 8/15/29                            $   453,490
        400        Cumberland County IDA, (Beverly
                   Enterprises, Inc.), 5.50%, 10/1/08            366,704
------------------------------------------------------------------------
                                                             $ 1,288,234
------------------------------------------------------------------------
Senior Living / Life Care -- 3.1%
------------------------------------------------------------------------
     $  490        Cliff House Trust (AMT), 6.625%, 6/1/27   $   444,357
        400        Delaware IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                                427,312
        925        Montgomery County HEFA, (Faulkeways at
                   Gwynedd), 6.75%, 11/15/30                     943,787
------------------------------------------------------------------------
                                                             $ 1,815,456
------------------------------------------------------------------------
Transportation -- 3.1%
------------------------------------------------------------------------
     $  495        Erie Municipal Airport Authority, (AMT),
                   5.50%, 7/1/09                             $   484,407
        500        Erie Municipal Airport Authority, (AMT),
                   5.875%, 7/1/16                                482,770
        800        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(2)(3)        852,792
------------------------------------------------------------------------
                                                             $ 1,819,969
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 103.5%
   (identified cost $61,523,398)                             $60,786,863
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.5)%                     $(2,047,472)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $58,739,391
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2001, 68.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.7% to 28.4% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MAY 31, 2001

                                CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
----------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------
Investments --
   Identified cost                $155,273,768     $94,990,668       $55,511,286       $46,910,566
   Unrealized depreciation            (406,287)     (1,263,139)         (806,972)         (370,856)
----------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE             $154,867,481     $93,727,529       $54,704,314       $46,539,710
----------------------------------------------------------------------------------------------------
Receivable for investments
   sold                           $  2,103,028     $   500,417       $ 1,501,250       $   477,105
Interest and dividends
   receivable                        2,801,045       1,235,467         1,039,011           630,975
Prepaid expenses                         5,948           5,470             5,260             5,176
----------------------------------------------------------------------------------------------------
TOTAL ASSETS                      $159,777,502     $95,468,883       $57,249,835       $47,652,966
----------------------------------------------------------------------------------------------------
Liabilities
----------------------------------------------------------------------------------------------------
Payable for investments
   purchased                      $         --     $ 1,304,215       $        --       $   471,012
Due to bank                          3,609,440         581,384         1,202,413           898,183
Payable to affiliate for
   Trustees' fees                        1,394           1,421               346               299
Accrued expenses                        40,707          30,622            33,141            28,485
----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                 $  3,651,541     $ 1,917,642       $ 1,235,900       $ 1,397,979
----------------------------------------------------------------------------------------------------
NET ASSETS                        $156,125,961     $93,551,241       $56,013,935       $46,254,987
----------------------------------------------------------------------------------------------------
Sources of Net Assets
----------------------------------------------------------------------------------------------------
Auction Preferred Shares,
   $0.01 par value, unlimited
   number of shares authorized    $ 59,000,000     $35,500,000       $21,500,000       $17,500,000
Common Shares, $0.01 par
   value, unlimited number of
   shares authorized                    71,184          42,294            25,943            20,852
Additional paid-in capital         105,577,758      62,823,683        38,396,589        30,978,619
Accumulated net realized loss
   (computed on the basis of
   identified cost)                 (8,884,632)     (3,954,267)       (3,387,671)       (2,026,811)
Accumulated undistributed net
   investment income                   767,938         402,670           286,046           153,183
Net unrealized depreciation
   (computed on the basis of
   identified cost)                   (406,287)     (1,263,139)         (806,972)         (370,856)
----------------------------------------------------------------------------------------------------
NET ASSETS                        $156,125,961     $93,551,241       $56,013,935       $46,254,987
----------------------------------------------------------------------------------------------------
Net assets applicable to
   preferred shareholders --
   Auction Preferred Shares at
      liquidation value           $ 59,000,000     $35,500,000       $21,500,000       $17,500,000
   Cumulative undeclared
      dividends                         12,597           2,913             5,121             1,412
----------------------------------------------------------------------------------------------------
TOTAL NET ASSETS APPLICABLE TO
   PREFERRED SHARES               $ 59,012,597     $35,502,913       $21,505,121       $17,501,412
----------------------------------------------------------------------------------------------------
Net assets applicable to
   common shares                  $ 97,113,364     $58,048,328       $34,508,814       $28,753,575
----------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                  $156,125,961     $93,551,241       $56,013,935       $46,254,987
----------------------------------------------------------------------------------------------------
Auction Preferred Shares Issued and Outstanding
(Liquidation preference of $25,000 per share)
----------------------------------------------------------------------------------------------------
                                         2,360           1,420               860               700
----------------------------------------------------------------------------------------------------
Common Shares Outstanding
----------------------------------------------------------------------------------------------------
                                     7,118,405       4,229,355         2,594,255         2,085,197
----------------------------------------------------------------------------------------------------
Net Asset Value Per Common Share
----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   COMMON SHARES  DIVIDED BY
   COMMON SHARES ISSUED AND
   OUTSTANDING                    $      13.64     $     13.73       $     13.30       $     13.79
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MAY 31, 2001

                                NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST   PENNSYLVANIA TRUST
-------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------
Investments --
   Identified cost                $95,113,387      $115,053,350   $63,273,779     $61,523,398
   Unrealized appreciation
      (depreciation)                1,547,971         2,429,354    (1,313,783)       (736,535)
-------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE             $96,661,358      $117,482,704   $61,959,996     $60,786,863
-------------------------------------------------------------------------------------------------
Receivable for investments
   sold                           $   547,788      $    223,668   $        --     $    10,000
Interest and dividends
   receivable                       2,102,294         2,113,238     1,230,654       1,123,401
Prepaid expenses                        5,518             5,635         5,294           5,240
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                      $99,316,958      $119,825,245   $63,195,944     $61,925,504
-------------------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------------------
Payable for investments
   purchased                      $        --      $         --   $        --     $   834,346
Due to bank                           532,478         1,682,340     2,158,031       2,318,742
Payable to affiliate for
   Trustees' fees                       1,312               760           338             299
Accrued expenses                       30,866            51,934        42,375          32,726
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                 $   564,656      $  1,735,034   $ 2,200,744     $ 3,186,113
-------------------------------------------------------------------------------------------------
NET ASSETS                        $98,752,302      $118,090,211   $60,995,200     $58,739,391
-------------------------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------------------------
Auction Preferred Shares,
   $0.01 par value, unlimited
   number of shares authorized    $38,000,000      $ 44,500,000   $23,500,000     $22,500,000
Common Shares, $0.01 par
   value, unlimited number of
   shares authorized                   44,847            52,999        27,774          26,632
Additional paid-in capital         66,615,059        78,674,036    41,259,934      39,565,735
Accumulated net realized loss
   (computed on the basis of
   identified cost)                (7,939,272)       (8,075,817)   (2,737,730)     (2,790,843)
Accumulated undistributed net
   investment income                  483,697           509,639       259,005         174,402
Net unrealized appreciation
   (depreciation) (computed on
   the basis of
   identified cost)                 1,547,971         2,429,354    (1,313,783)       (736,535)
-------------------------------------------------------------------------------------------------
NET ASSETS                        $98,752,302      $118,090,211   $60,995,200     $58,739,391
-------------------------------------------------------------------------------------------------
Net assets applicable to
   preferred shareholders --
   Auction Preferred Shares at
      liquidation value           $38,000,000      $ 44,500,000   $23,500,000     $22,500,000
   Cumulative undeclared
      dividends                        10,355                --         6,452           5,545
-------------------------------------------------------------------------------------------------
TOTAL NET ASSETS APPLICABLE TO
   PREFERRED SHARES               $38,010,355      $ 44,500,000   $23,506,452     $22,505,545
-------------------------------------------------------------------------------------------------
Net assets applicable to
   common shares                  $60,741,947      $ 73,590,211   $37,488,748     $36,233,846
-------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                  $98,752,302      $118,090,211   $60,995,200     $58,739,391
-------------------------------------------------------------------------------------------------
Auction Preferred Shares Issued and Outstanding
(Liquidation preference of $25,000 per share)
-------------------------------------------------------------------------------------------------
                                        1,520             1,780           940             900
-------------------------------------------------------------------------------------------------
Common Shares Outstanding
-------------------------------------------------------------------------------------------------
                                    4,484,712         5,299,922     2,777,424       2,663,243
-------------------------------------------------------------------------------------------------
Net Asset Value Per Common Share
-------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   COMMON SHARES  DIVIDED BY
   COMMON SHARES ISSUED AND
   OUTSTANDING                    $     13.54      $      13.89   $     13.50     $     13.61
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2001

                                CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
----------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------
Interest                           $4,515,718      $2,740,944        $1,668,513         $1,341,687
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $4,515,718      $2,740,944        $1,668,513         $1,341,687
----------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------
Investment adviser fee             $  550,890      $  329,269        $  196,054         $  162,151
Administration fee                    157,397          94,077            56,015             46,329
Trustees fees and expenses              5,407           5,434             1,417                894
Legal and accounting services          19,357          17,857            16,319             16,790
Printing and postage                    8,514           6,763             5,684              2,730
Custodian fee                          35,613          23,895            14,399             12,685
Transfer and dividend
   disbursing agent                    44,723          26,920            16,674             12,995
Preferred shares remarketing
   agent fee                           73,548          44,253            26,801             21,815
Miscellaneous                          14,927          12,456            11,434             10,018
----------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $  910,376      $  560,924        $  344,797         $  286,407
----------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $   35,613      $   23,895        $   14,399         $   12,685
----------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $   35,613      $   23,895        $   14,399         $   12,685
----------------------------------------------------------------------------------------------------

NET EXPENSES                       $  874,763      $  537,029        $  330,398         $  273,722
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $3,640,955      $2,203,915        $1,338,115         $1,067,965
----------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $ (206,577)     $  (87,027)       $  (23,227)        $ (208,681)
----------------------------------------------------------------------------------------------------
NET REALIZED LOSS                  $ (206,577)     $  (87,027)       $  (23,227)        $ (208,681)
----------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation
   (depreciation) --
   Investments (identified
      cost basis)                  $3,012,883      $2,654,905        $1,928,049         $1,663,545
----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $3,012,883      $2,654,905        $1,928,049         $1,663,545
----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                            $2,806,306      $2,567,878        $1,904,822         $1,454,864
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $6,447,261      $4,771,793        $3,242,937         $2,522,829
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2001

                                NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST  PENNSYLVANIA TRUST
------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------
Interest                           $2,911,459       $3,426,592    $1,840,534      $1,691,239
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $2,911,459       $3,426,592    $1,840,534      $1,691,239
------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------
Investment adviser fee             $  346,932       $  411,559    $  215,422      $  206,256
Administration fee                     99,124          117,588        61,549          58,930
Trustees fees and expenses              5,325            4,113         1,422             894
Legal and accounting services          17,887           22,218        16,229          16,790
Printing and postage                    5,935            9,786         5,482           2,730
Custodian fee                          29,931           34,723        15,218          18,198
Transfer and dividend
   disbursing agent                    28,446           33,633        16,860          16,421
Preferred shares remarketing
   agent fee                           47,369           55,472        29,295          28,048
Miscellaneous                          12,008           13,386        10,858          10,223
------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $  592,957       $  702,478    $  372,335      $  358,490
------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $   26,542       $   14,763    $   15,218      $    9,223
------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $   26,542       $   14,763    $   15,218      $    9,223
------------------------------------------------------------------------------------------------

NET EXPENSES                       $  566,415       $  687,715    $  357,117      $  349,267
------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $2,345,044       $2,738,877    $1,483,417      $1,341,972
------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $ (325,900)      $ (256,323)   $  (76,260)     $ (389,536)
   Financial futures contracts             --          139,914        57,644              --
------------------------------------------------------------------------------------------------
NET REALIZED LOSS                  $ (325,900)      $ (116,409)   $  (18,616)     $ (389,536)
------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation
   (depreciation) --
   Investments (identified
      cost basis)                  $3,950,354       $4,366,654    $1,708,227      $2,048,651
   Financial futures contracts             --           88,733        59,155              --
------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)      $3,950,354       $4,455,387    $1,767,382      $2,048,651
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                            $3,624,454       $4,338,978    $1,748,766      $1,659,115
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $5,969,498       $7,077,855    $3,232,183      $3,001,087
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MAY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  3,640,955     $ 2,203,915       $ 1,338,115       $ 1,067,965
   Net realized loss                     (206,577)        (87,027)          (23,227)         (208,681)
   Net change in unrealized
      appreciation (depreciation)       3,012,883       2,654,905         1,928,049         1,663,545
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $  6,447,261     $ 4,771,793       $ 3,242,937       $ 2,522,829
-------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   Preferred Shareholders --
      From net investment income     $   (958,278)    $  (618,708)      $  (358,801)      $  (314,195)
   Common Shareholders --
      From net investment income       (2,438,125)     (1,402,031)         (875,561)         (688,115)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                      $ (3,396,403)    $(2,020,739)      $(1,234,362)      $(1,002,310)
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS           $  3,050,858     $ 2,751,054       $ 2,008,575       $ 1,520,519
-------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------
At beginning of period               $153,075,103     $90,800,187       $54,005,360       $44,734,468
-------------------------------------------------------------------------------------------------------
AT END OF PERIOD                     $156,125,961     $93,551,241       $56,013,935       $46,254,987
-------------------------------------------------------------------------------------------------------

Accumulated undistributed net
investment income included in net assets
-------------------------------------------------------------------------------------------------------
AT END OF PERIOD                     $    767,938     $   402,670       $   286,046       $   153,183
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MAY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST   PENNSYLVANIA TRUST
----------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $ 2,345,044      $  2,738,877   $ 1,483,417     $ 1,341,972
   Net realized loss                    (325,900)         (116,409)      (18,616)       (389,536)
   Net change in unrealized
      appreciation (depreciation)      3,950,354         4,455,387     1,767,382       2,048,651
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $ 5,969,498      $  7,077,855   $ 3,232,183     $ 3,001,087
----------------------------------------------------------------------------------------------------
Distributions to shareholders --
   Preferred Shareholders --
      From net investment income     $  (636,423)     $   (721,487)  $  (423,470)    $  (400,248)
   Common Shareholders --
      From net investment income      (1,479,955)       (1,788,724)     (934,631)       (882,865)
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                      $(2,116,378)     $ (2,510,211)  $(1,358,101)    $(1,283,113)
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS           $ 3,853,120      $  4,567,644   $ 1,874,082     $ 1,717,974
----------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------
At beginning of period               $94,899,182      $113,522,567   $59,121,118     $57,021,417
----------------------------------------------------------------------------------------------------
AT END OF PERIOD                     $98,752,302      $118,090,211   $60,995,200     $58,739,391
----------------------------------------------------------------------------------------------------

Accumulated undistributed net
investment income included in net assets
----------------------------------------------------------------------------------------------------
AT END OF PERIOD                     $   483,697      $    509,639   $   259,005     $   174,402
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED NOVEMBER 30, 2000

INCREASE (DECREASE) IN NET ASSETS  CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  7,160,424     $ 4,345,385       $ 2,608,340       $ 2,075,948
   Net realized loss                   (2,239,451)     (1,777,536)       (1,739,252)         (624,509)
   Net change in unrealized
      appreciation (depreciation)      13,512,983       7,369,709         4,488,382         3,223,898
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $ 18,433,956     $ 9,937,558       $ 5,357,470       $ 4,675,337
-------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   Preferred Shareholders --
      From net investment income     $ (1,981,715)    $(1,428,492)      $  (740,116)      $  (669,102)
   Common Shareholders --
      From net investment income       (5,151,264)     (2,993,511)       (1,862,133)       (1,470,064)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                      $ (7,132,979)    $(4,422,003)      $(2,602,249)      $(2,139,166)
-------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions
      to shareholders                $    428,242     $    51,302       $   289,910       $        --
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS        $    428,242     $    51,302       $   289,910       $        --
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS           $ 11,729,219     $ 5,566,857       $ 3,045,131       $ 2,536,171
-------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------
At beginning of year                 $141,345,884     $85,233,330       $50,960,229       $42,198,297
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $153,075,103     $90,800,187       $54,005,360       $44,734,468
-------------------------------------------------------------------------------------------------------

Accumulated undistributed net
investment income included in net assets
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $    523,386     $   219,494       $   182,293       $    87,528
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED NOVEMBER 30, 2000

INCREASE (DECREASE) IN NET ASSETS  NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST   PENNSYLVANIA TRUST
----------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $ 4,534,972      $  5,306,168   $ 2,855,416     $ 2,699,111
   Net realized loss                  (3,180,441)       (1,831,913)     (584,422)       (807,118)
   Net change in unrealized
      appreciation (depreciation)      7,588,010         8,410,251     3,176,988       3,855,447
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $ 8,942,541      $ 11,884,506   $ 5,447,982     $ 5,747,440
----------------------------------------------------------------------------------------------------
Distributions to shareholders --
   Preferred Shareholders --
      From net investment income     $(1,449,883)     $ (1,594,844)  $  (931,399)    $  (885,222)
   Common Shareholders --
      From net investment income      (3,159,321)       (3,813,105)   (1,979,425)     (1,885,576)
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                      $(4,609,204)     $ (5,407,949)  $(2,910,824)    $(2,770,798)
----------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions
      to shareholders                $    68,530      $    199,822   $    35,287     $        --
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS        $    68,530      $    199,822   $    35,287     $        --
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS           $ 4,401,867      $  6,676,379   $ 2,572,445     $ 2,976,642
----------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------
At beginning of year                 $90,497,315      $106,846,188   $56,548,673     $54,044,775
----------------------------------------------------------------------------------------------------
AT END OF YEAR                       $94,899,182      $113,522,567   $59,121,118     $57,021,417
----------------------------------------------------------------------------------------------------

Accumulated undistributed net
investment income included in net assets
----------------------------------------------------------------------------------------------------
AT END OF YEAR                       $   255,031      $    280,973   $   133,689     $   115,543
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                    CALIFORNIA TRUST
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2001        ---------------------------------
                                  (UNAUDITED)(1)        2000(1)          1999(1)(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $13.210           $11.630           $15.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income                 $ 0.511           $ 1.008           $ 0.773
Net realized and unrealized
   gain (loss)                          0.397             1.576            (3.322)
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.908           $ 2.584           $(2.549)
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income         $(0.135)          $(0.279)          $(0.186)
Common Shareholders --
   From net investment income          (0.343)           (0.725)           (0.510)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.478)          $(1.004)          $(0.696)
---------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --           $    --           $(0.040)
---------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --           $    --           $(0.085)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $13.641           $13.210           $11.630
---------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $12.090           $11.688           $11.438
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                          6.36%             8.79%           (20.70)%
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                    CALIFORNIA TRUST
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2001        ---------------------------------
                                  (UNAUDITED)(1)        2000(1)          1999(1)(2)
---------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $156,126         $153,075           $141,346
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(4)                        1.85%(5)         1.99%              1.66%(5)
   Net expenses after
      custodian fee
      reduction(4)                        1.77%(5)         1.92%              1.60%(5)
   Net investment income(4)               7.39%(5)         8.43%              6.83%(5)
Portfolio Turnover                          33%              29%               146%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(4)                                                                1.85%(5)
   Expenses after custodian
      fee reduction(4)                                                        1.79%(5)
   Net investment income(4)                                                   6.64%(5)
   Net investment income per
      share                                                               $  0.752
---------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                           1.16%(5)         1.17%              1.06%(5)
   Net expenses after
      custodian fee reduction             1.11%(5)         1.13%              1.02%(5)
   Net investment income                  4.63%(5)         4.97%              4.37%(5)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                                   1.18%(5)
   Expenses after custodian
      fee reduction                                                           1.14%(5)
   Net investment income                                                      4.25%(5)
---------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                        2,360            2,360              2,360
   Asset coverage per
      preferred share(6)              $ 66,155         $ 64,862           $ 59,892
   Involuntary liquidation
      preference per preferred
      share(7)                        $ 25,000         $ 25,000           $ 25,000
   Approximate market value
      per preferred share(7)          $ 25,000         $ 25,000           $ 25,000
---------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                      FLORIDA TRUST
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2001        ---------------------------------
                                  (UNAUDITED)(1)        2000(1)          1999(1)(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $13.070           $11.770           $15.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income                 $ 0.521           $ 1.028           $ 0.779
Net realized and unrealized
   gain (loss)                          0.617             1.318            (3.180)
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.138           $ 2.346           $(2.401)
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income         $(0.146)          $(0.338)          $(0.200)
Common Shareholders --
   From net investment income          (0.332)           (0.708)           (0.502)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.478)          $(1.046)          $(0.702)
---------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --           $    --           $(0.042)
---------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --           $    --           $(0.085)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $13.730           $13.070           $11.770
---------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $11.680           $10.500           $10.438
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                         14.36%             7.20%           (27.62)%
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                      FLORIDA TRUST
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2001        ---------------------------------
                                  (UNAUDITED)(1)        2000(1)          1999(1)(2)
---------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $93,551           $90,800           $85,233
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(4)                       1.91%(5)          1.99%             1.74%(5)
   Net expenses after
      custodian fee
      reduction(4)                       1.83%(5)          1.91%             1.68%(5)
   Net investment income(4)              7.51%(5)          8.59%             6.89%(5)
Portfolio Turnover                         16%               20%              101%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(4)                                             2.07%             1.88%(5)
   Expenses after custodian
      fee reduction(4)                                     1.99%             1.82%(5)
   Net investment income(4)                                8.51%             6.75%(5)
   Net investment income per
      share                                             $ 1.018           $ 0.763
---------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                          1.19%(5)          1.16%             1.11%(5)
   Net expenses after
      custodian fee reduction            1.14%(5)          1.12%             1.07%(5)
   Net investment income                 4.68%(5)          5.05%             4.39%(5)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                1.20%             1.20%(5)
   Expenses after custodian
      fee reduction                                        1.16%             1.16%(5)
   Net investment income                                   5.01%             4.30%(5)
---------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                       1,420             1,420             1,420
   Asset coverage per
      preferred share(6)              $65,881           $63,944           $60,023
   Involuntary liquidation
      preference per preferred
      share(7)                        $25,000           $25,000           $25,000
   Approximate market value
      per preferred share(7)          $25,000           $25,000           $25,000
---------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                   MASSACHUSETTS TRUST
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2001        ---------------------------------
                                  (UNAUDITED)(1)        2000(1)          1999(1)(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $12.530           $11.470           $15.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income                 $ 0.516           $ 1.008           $ 0.779
Net realized and unrealized
   gain (loss)                          0.730             1.058            (3.479)
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.246           $ 2.066           $(2.700)
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income         $(0.138)          $(0.286)          $(0.192)
Common Shareholders --
   From net investment income          (0.338)           (0.720)           (0.510)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.476)          $ 1.006           $(0.702)
---------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --           $    --           $(0.043)
---------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --           $    --           $(0.085)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $13.300           $12.530           $11.470
---------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $12.120           $10.813           $11.438
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                         15.19%             0.69%           (20.68)%
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                   MASSACHUSETTS TRUST
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2001        ---------------------------------
                                  (UNAUDITED)(1)        2000(1)          1999(1)(2)
---------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $56,014           $54,005           $50,960
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(4)                       1.99%(5)          2.17%             1.98%(5)
   Net expenses after
      custodian fee
      reduction(4)                       1.91%(5)          2.09%             1.91%(5)
   Net investment income(4)              7.74%(5)          8.80%             6.93%(5)
Portfolio Turnover                          6%               32%              111%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(4)                                                               2.01%(5)
   Expenses after custodian
      fee reduction(4)                                                       1.94%(5)
   Net investment income(4)                                                  6.90%(5)
   Net investment income per
      share                                                               $ 0.776
---------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                          1.23%(5)          1.26%             1.26%(5)
   Net expenses after
      custodian fee reduction            1.18%(5)          1.21%             1.21%(5)
   Net investment income                 4.78%(5)          5.10%             4.41%(5)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                                  1.28%(5)
   Expenses after custodian
      fee reduction                                                          1.23%(5)
   Net investment income                                                     4.39%(5)
---------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                         860               860               860
   Asset coverage per
      preferred share(6)              $65,132           $62,797           $59,256
   Involuntary liquidation
      preference per preferred
      share(7)                        $25,000           $25,000           $25,000
   Approximate market value
      per preferred share(7)          $25,000           $25,000           $25,000
---------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                     MICHIGAN TRUST
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2001        ---------------------------------
                                  (UNAUDITED)(1)        2000(1)          1999(1)(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $13.060           $11.840           $15.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income                 $ 0.512           $ 0.996           $ 0.771
Net realized and unrealized
   gain (loss)                          0.699             1.250            (3.111)
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.211           $ 2.246           $(2.340)
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income         $(0.151)          $(0.321)          $(0.191)
Common Shareholders --
   From net investment income          (0.330)           (0.705)           (0.500)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.481)          $(1.026)          $(0.691)
---------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --           $    --           $(0.044)
---------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --           $    --           $(0.085)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $13.790           $13.060           $11.840
---------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $12.010           $10.438           $10.875
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                         18.29%             2.30%           (24.66)%
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                     MICHIGAN TRUST
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2001        ---------------------------------
                                  (UNAUDITED)(1)        2000(1)          1999(1)(2)
---------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $46,255           $44,734           $42,198
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(4)                       1.98%(5)          2.18%             1.78%(5)
   Net expenses after
      custodian fee
      reduction(4)                       1.89%(5)          2.09%             1.71%(5)
   Net investment income(4)              7.39%(5)          8.34%             6.77%(5)
Portfolio Turnover                         18%               18%               90%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(4)                                             2.21%             2.06%(5)
   Expenses after custodian
      fee reduction(4)                                     2.12%             1.99%(5)
   Net investment income(4)                                8.31%             6.49%(5)
   Net investment income per
      share                                               0.992           $ 0.738
---------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                          1.24%(5)          1.27%             1.14%(5)
   Net expenses after
      custodian fee reduction            1.18%(5)          1.22%             1.09%(5)
   Net investment income                 4.61%(5)          4.90%             4.33%(5)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                1.29%             1.32%(5)
   Expenses after custodian
      fee reduction                                        1.24%             1.27%(5)
   Net investment income                                   4.88%             4.15%(5)
---------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                         700               700               700
   Asset coverage per
      preferred share(6)              $66,079           $63,906           $60,283
   Involuntary liquidation
      preference per preferred
      share(7)                        $25,000           $25,000           $25,000
   Approximate market value
      per preferred share(7)          $25,000           $25,000           $25,000
---------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred share outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                    NEW JERSEY TRUST
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2001        ---------------------------------
                                  (UNAUDITED)(1)        2000(1)          1999(1)(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $12.680           $11.720           $15.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income                 $ 0.523           $ 1.012           $ 0.778
Net realized and unrealized
   gain (loss)                          0.809             0.977            (3.235)
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.332           $ 1.989           $(2.457)
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income         $(0.142)          $(0.324)          $(0.195)
Common Shareholders --
   From net investment income          (0.330)           (0.705)           (0.500)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.472)          $(1.029)          $(0.695)
---------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --           $    --           $(0.042)
---------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --           $    --           $(0.086)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $13.540           $12.680           $11.720
---------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $11.650           $10.750           $10.875
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                         11.39%             5.28%           (24.64)%
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                    NEW JERSEY TRUST
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2001        ---------------------------------
                                  (UNAUDITED)(1)        2000(1)          1999(1)(2)
---------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $98,752           $94,899           $90,497
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(4)                       1.95%(5)          2.08%             1.67%(5)
   Net expenses after
      custodian fee
      reduction(4)                       1.86%(5)          2.00%             1.61%(5)
   Net investment income(4)              7.71%(5)          8.64%             6.83%(5)
Portfolio Turnover                         25%               54%              114%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(4)                                                               1.85%(5)
   Expenses after custodian
      fee reduction(4)                                                       1.79%(5)
   Net investment income(4)                                                  6.65%(5)
   Net investment income per
      share                                                               $ 0.757
---------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on the net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                          1.20%(5)          1.21%             1.07%(5)
   Net expenses after
      custodian fee reduction            1.15%(5)          1.16%             1.03%(5)
   Net investment income                 4.75%(5)          5.01%             4.35%(5)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                                  1.18%(5)
   Expenses after custodian
      fee reduction                                                          1.14%(5)
   Net investment income                                                     4.24%(5)
---------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                       1,520             1,520             1,520
   Asset coverage per
      preferred share(6)              $64,969           $62,434           $59,538
   Involuntary liquidation
      preference per preferred
      share(7)                        $25,000           $25,000           $25,000
   Approximate market value
      per preferred share(7)          $25,000           $25,000           $25,000
---------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                     NEW YORK TRUST
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2001        ---------------------------------
                                  (UNAUDITED)(1)        2000(1)          1999(1)(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $13.020           $11.800           $15.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income                 $ 0.517           $ 1.002           $ 0.781
Net realized and unrealized
   gain (loss)                          0.827             1.239            (3.153)
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.344           $ 2.241           $(2.372)
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income         $(0.136)          $(0.301)          $(0.191)
Common Shareholders --
   From net investment income          (0.338)           (0.720)           (0.510)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.474)          $(1.021)          $(0.701)
---------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --           $    --           $(0.041)
---------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --           $    --           $(0.086)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $13.890           $13.020           $11.800
---------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $12.370           $10.750           $10.813
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                         18.27%             5.90%           (25.00)%
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                     NEW YORK TRUST
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2001        ---------------------------------
                                  (UNAUDITED)(1)        2000(1)          1999(1)(2)
---------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $118,090         $113,523           $106,846
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(4)                        1.91%(5)         2.03%              1.65%(5)
   Net expenses after
      custodian fee
      reduction(4)                        1.87%(5)         1.95%              1.59%(5)
   Net investment income(4)               7.44%(5)         8.33%              6.86%(5)
Portfolio Turnover                          13%              36%               139%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(4)                                                                1.86%(5)
   Expenses after custodian
      fee reduction(4)                                                        1.80%(5)
   Net investment income(4)                                                   6.65%(5)
   Net investment income per
      share                                                               $  0.757
---------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets attributed solely to common shares. The ratios based on the net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                           1.20%(5)         1.20%              1.05%(5)
   Net expenses after
      custodian fee reduction             1.17%(5)         1.15%              1.01%(5)
   Net investment income                  4.64%(5)         4.91%              4.38%(5)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                                   1.18%(5)
   Expenses after custodian
      fee reduction                                                           1.14%(5)
   Net investment income                                                      4.25%(5)
---------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                        1,780            1,780              1,780
   Asset coverage per
      preferred share(6)              $ 66,343         $ 63,777           $ 60,026
   Involuntary liquidation
      preference per preferred
      share(7)                        $ 25,000         $ 25,000           $ 25,000
   Approximate market value
      per preferred share(7)          $ 25,000         $ 25,000           $ 25,000
---------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                       OHIO TRUST
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2001        ---------------------------------
                                  (UNAUDITED)(1)        2000(1)          1999(1)(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $12.820           $11.910           $15.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income                 $ 0.534           $ 1.028           $ 0.772
Net realized and unrealized
   gain (loss)                          0.635             0.930            (3.035)
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.169           $ 1.958           $(2.263)
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income         $(0.152)          $(0.335)          $(0.197)
Common Shareholders --
   From net investment income          (0.337)           (0.713)           (0.502)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.489)          $(1.048)          $(0.699)
---------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --           $    --           $(0.043)
---------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --           $    --           $(0.085)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $13.500           $12.820           $11.910
---------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $12.560           $11.375           $11.250
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                         13.40%             7.55%           (22.06)%
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                       OHIO TRUST
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2001        ---------------------------------
                                  (UNAUDITED)(1)        2000(1)          1999(1)(2)
---------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $60,995           $59,121           $56,549
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(4)                       1.97%(5)          2.08%             1.84%(5)
   Net expenses after
      custodian fee
      reduction(4)                       1.89%(5)          2.01%             1.77%(5)
   Net investment income(4)              7.84%(5)          8.56%             6.74%(5)
Portfolio Turnover                         15%               26%              136%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(4)                                             2.16%             1.96%(5)
   Expenses after custodian
      fee reduction(4)                                     2.09%             1.89%(5)
   Net investment income(4)                                8.48%             6.62%(5)
   Net investment income per
      share                                             $ 1.018           $ 0.758
---------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on the net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                          1.22%(5)          1.22%             1.17%(5)
   Net expenses after
      custodian fee reduction            1.17%(5)          1.18%             1.13%(5)
   Net investment income                 4.84%(5)          5.02%             4.31%(5)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                1.26%             1.25%(5)
   Expenses after custodian
      fee reduction                                        1.22%             1.21%(5)
   Net investment income                                   4.98%             4.23%(5)
---------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                         940               940               940
   Asset coverage per
      preferred share(6)              $64,889           $62,895           $60,158
   Involuntary liquidation
      preference per preferred
      share(7)                        $25,000           $25,000           $25,000
   Approximate market value
      per preferred share(7)          $25,000           $25,000           $25,000
---------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                   PENNSYLVANIA TRUST
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2001        ---------------------------------
                                  (UNAUDITED)(1)        2000(1)          1999(1)(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $12.960           $11.840           $15.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income                 $ 0.504           $ 1.013           $ 0.780
Net realized and unrealized
   gain (loss)                          0.628             1.147            (3.108)
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.132           $ 2.160           $(2.328)
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
Preferred Shareholders --
   From net investment income         $(0.150)          $(0.332)          $(0.201)
Common Shareholders --
   From net investment income          (0.332)           (0.708)           (0.502)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.482)          $(1.040)          $(0.703)
---------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --           $    --           $(0.043)
---------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --           $    --           $(0.086)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $13.610           $12.960           $11.840
---------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $11.650           $10.625           $10.750
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                         12.75%             5.29%           (25.50)%
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                                   PENNSYLVANIA TRUST
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2001        ---------------------------------
                                  (UNAUDITED)(1)        2000(1)          1999(1)(2)
---------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $58,739           $57,021           $54,045
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(4)                       1.96%(5)          1.95%             1.77%(5)
   Net expenses after
      custodian fee
      reduction(4)                       1.91%(5)          1.86%             1.70%(5)
   Net investment income(4)              7.35%(5)          8.46%             6.85%(5)
Portfolio Turnover                         22%               19%               79%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(4)                                             2.14%             1.98%(5)
   Expenses after custodian
      fee reduction(4)                                     2.05%             1.91%(5)
   Net investment income(4)                                8.27%             6.64%(5)
   Net investment income per
      share                                             $ 0.990           $ 0.756
---------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                          1.20%(5)          1.14%             1.13%(5)
   Net expenses after
      custodian fee reduction            1.17%(5)          1.09%             1.08%(5)
   Net investment income                 4.48%(5)          4.96%             4.37%(5)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                1.25%             1.26%(5)
   Expenses after custodian
      fee reduction                                        1.20%             1.21%(5)
   Net investment income                                   4.85%             4.24%(5)
---------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                         900               900               900
   Asset coverage per
      preferred share(6)              $65,266           $63,357           $60,050
   Involuntary liquidation
      preference per preferred
      share(7)                        $25,000           $25,000           $25,000
   Approximate market value
      per preferred share(7)          $25,000           $25,000           $25,000
---------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, If any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Florida Municipal Income Trust (Florida Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust), and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (individually referred to as the Trust or collectively the Trusts) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. Each Trust was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. Each Trust's investment objective is to achieve current income exempt from regular federal income taxes and taxes in its specified state. Each Trust seeks to achieve its objective by investing primarily in investment grade municipal obligations issued by its specified state.

   The following is a summary of significant accounting policies consistently followed by each Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Investment Transactions -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

 C Income -- Interest income is determined on the basis of interest accrued adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. The Trusts will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin accreting market discounts on debt securities effective December 1, 2001. Prior to this date, the Trust did not accrete market discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of each Trust. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding decrease/increase in net unrealized appreciation/depreciation based on securities held as of May 31, 2001.

 D Federal Taxes -- Each Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At November 30, 2000, the Trusts, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers of each Trust are as follows:

    FUND                                      AMOUNT      EXPIRES
    -----------------------------------------------------------------------
    California Trust                          $2,239,451  November 30, 2008
                                               6,426,778  November 30, 2007
    Florida Trust                              1,777,536  November 30, 2008
                                               2,089,704  November 30, 2007
    Massachusetts Trust                        1,739,252  November 30, 2008
                                               1,625,192  November 30, 2007
    Michigan Trust                               624,509  November 30, 2008
                                               1,193,621  November 30, 2007
    New Jersey Trust                           3,178,038  November 30, 2008
                                               4,426,695  November 30, 2007
    New York Trust                             1,920,646  November 30, 2008
                                               6,127,495  November 30, 2007
    Ohio Trust                                   643,577  November 30, 2008
                                               2,126,380  November 30, 2007
    Pennsylvania Trust                           807,118  November 30, 2008
                                               1,594,189  November 30, 2007

   In addition, each Trust intends to satisfy conditions which will enable it to designate distributions from the interest

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Trust, as exempt-interest dividends.

 E Organization and Offering Costs -- Costs incurred by each Trust in connection with its organization have been expensed. Costs incurred by the Trust in connection with the offerings of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

 F Financial Futures Contracts -- Upon the entering of a financial futures contract, a Trust is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Trust. A Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 G Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Trust will realize a loss in the amount of the cost of the option. When a Trust enters into a closing sale transaction, a Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 H Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the daily average cash balances each Trust maintains with IBT. All significant credit balances used to reduce the Trusts' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 J Interim Financial Statements -- The interim financial statements relating to
   May 31, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trusts' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares (APS)
-------------------------------------------
   Each Trust issued Auction Preferred Shares on March 1, 1999 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Trust. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Trust's APS and have been reset every seven days thereafter by an auction.

   Auction Preferred Shares issued and outstanding as of May 31, 2001 and dividend rate ranges for the six months ended May 31, 2001 are as indicated below:

                                                 PREFERRED SHARES         DIVIDENDS RATE
    TRUST                                     ISSUED AND OUTSTANDING          RANGES
    ----------------------------------------------------------------------------------------
    California Trust                                       2,360           2.00% - 4.91%
    Florida Trust                                          1,420           1.99% - 4.25%
    Massachusetts Trust                                      860           2.24% - 4.80%
    Michigan Trust                                           700           2.70% - 4.90%
    New Jersey Trust                                       1,520           2.50% - 4.90%
    New York Trust                                         1,780           2.10% - 5.00%
    Ohio Trust                                               940           2.41% - 5.13%
    Pennsylvania Trust                                       900           1.82% - 4.90%

   The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Trust pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3 Distributions to Shareholders
-------------------------------------------
   Each Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on May 31, 2001 was 2.60%, 3.00%, 2.90%, 2.95%, 2.90%,
   2.60%, 3.05%, and 3.00%, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. For the six months ended May 31, 2001, the amount of dividends each Trust paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                                DIVIDENDS PAID TO      AVERAGE APS
    TRUST                                     PREFERRED SHAREHOLDERS  DIVIDEND RATES
    --------------------------------------------------------------------------------
    California Trust                                 $958,278                3.19%
    Florida Trust                                     618,708                3.46%
    Massachusetts Trust                               358,801                3.36%
    Michigan Trust                                    314,195                3.70%
    New Jersey Trust                                  636,423                3.30%
    New York Trust                                    721,487                3.26%
    Ohio Trust                                        423,470                3.57%
    Pennsylvania Trust                                400,248                3.53%

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at an annual rate of 0.70% of each Trust's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for investment advisory services rendered to each Trust. Except for Trustees of each Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Trust out of such investment adviser fee. For the six months ended May 31, 2001, the fee was equivalent to 0.70% of each Trust's average weekly gross assets and amounted to $550,890, $329,269, $196,054, $162,151,
   $346,932, $411,559, $215,422, and $206,256, for California Trust, Florida
   Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. EVM also serves as the administrator of each Trust. An administration fee, computed at the annual rate of 0.20% of the average weekly gross assets of each Trust is paid to EVM for administering business affairs of each Trust. For the six months ended May 31, 2001, the administrative fee amounted to $157,397, $94,077, $56,015, $46,329, $99,124, $117,588, $61,549, and $58,930, for California Trust,
   Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

   Trustees of the Trusts that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2001, no significant amounts have been deferred.

   Certain officers and one Trustee of each Trust are officers of the above organization.

5 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations for the six months ended May 31, 2001 were as follows:

    CALIFORNIA TRUST
    -----------------------------------------------------
    Purchases                                 $52,543,836
    Sales                                      51,316,692

    FLORIDA TRUST
    -----------------------------------------------------
    Purchases                                 $15,918,685
    Sales                                      14,436,704

    MASSACHUSETTS TRUST
    -----------------------------------------------------
    Purchases                                 $ 3,229,278
    Sales                                       3,463,167

    MICHIGAN TRUST
    -----------------------------------------------------
    Purchases                                 $ 9,413,683
    Sales                                       8,428,312

    NEW JERSEY TRUST
    -----------------------------------------------------
    Purchases                                 $24,560,278
    Sales                                      23,768,199

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    NEW YORK TRUST
    -----------------------------------------------------
    Purchases                                 $17,244,576
    Sales                                      15,461,425

    OHIO TRUST
    -----------------------------------------------------
    Purchases                                 $11,091,926
    Sales                                       9,242,343
    PENNSYLVANIA TRUST
    -----------------------------------------------------
    Purchases                                 $15,914,979
    Sales                                      12,767,213

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Trust at May 31, 2001, as computed for Federal income tax purposes, were as follows:

    CALIFORNIA TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $155,273,768
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,589,069
    Gross unrealized depreciation               (2,995,356)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (406,287)
    ------------------------------------------------------

    FLORIDA TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 94,990,668
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,652,161
    Gross unrealized depreciation               (2,915,300)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (1,263,139)
    ------------------------------------------------------

    MASSACHUSETTS TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 55,511,286
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,296,450
    Gross unrealized depreciation               (2,103,422)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (806,972)
    ------------------------------------------------------

    MICHIGAN TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 46,910,566
    ------------------------------------------------------
    Gross unrealized appreciation             $    892,526
    Gross unrealized depreciation               (1,263,382)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (370,856)
    ------------------------------------------------------

    NEW JERSEY TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 95,113,387
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,353,309
    Gross unrealized depreciation               (1,805,338)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,547,971
    ------------------------------------------------------

    NEW YORK TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $115,053,350
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,250,966
    Gross unrealized depreciation               (1,821,612)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,429,354
    ------------------------------------------------------

    OHIO TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 63,273,779
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,431,462
    Gross unrealized depreciation               (2,745,245)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (1,313,783)
    ------------------------------------------------------

    PENNSYLVANIA TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 61,523,398
    ------------------------------------------------------
    Gross unrealized appreciation             $    897,688
    Gross unrealized depreciation               (1,634,223)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (736,535)
    ------------------------------------------------------

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 Shares of Beneficial Interest
-------------------------------------------
   Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

                                                       CALIFORNIA TRUST
                                              -----------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2001      YEAR ENDED
                                              (UNAUDITED)       NOVEMBER 30, 2000
    -----------------------------------------------------------------------------
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                             --             38,649
    -----------------------------------------------------------------------------
    NET INCREASE                                            --             38,649
    -----------------------------------------------------------------------------

                                                         FLORIDA TRUST
                                              -----------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2001      YEAR ENDED
                                              (UNAUDITED)       NOVEMBER 30, 2000
    -----------------------------------------------------------------------------
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                             --              4,634
    -----------------------------------------------------------------------------
    NET INCREASE                                            --              4,634
    -----------------------------------------------------------------------------

                                                      MASSACHUSETTS TRUST
                                              -----------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2001      YEAR ENDED
                                              (UNAUDITED)       NOVEMBER 30, 2000
    -----------------------------------------------------------------------------
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                             --             26,104
    -----------------------------------------------------------------------------
    NET INCREASE                                            --             26,104
    -----------------------------------------------------------------------------

                                                       NEW JERSEY TRUST
                                              -----------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2001      YEAR ENDED
                                              (UNAUDITED)       NOVEMBER 30, 2000
    -----------------------------------------------------------------------------
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                             --              6,404
    -----------------------------------------------------------------------------
    NET INCREASE                                            --              6,404
    -----------------------------------------------------------------------------

                                                        NEW YORK TRUST
                                              -----------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2001      YEAR ENDED
                                              (UNAUDITED)       NOVEMBER 30, 2000
    -----------------------------------------------------------------------------
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                             --             17,962
    -----------------------------------------------------------------------------
    NET INCREASE                                            --             17,962
    -----------------------------------------------------------------------------

                                                          OHIO TRUST
                                              -----------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2001      YEAR ENDED
                                              (UNAUDITED)       NOVEMBER 30, 2000
    -----------------------------------------------------------------------------
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                             --              3,170
    -----------------------------------------------------------------------------
    NET INCREASE                                            --              3,170
    -----------------------------------------------------------------------------

   For the six months ended May 31, 2001 and the year ended November 30, 2000, the Pennsylvania Trust had no transactions in common shares.

8 Financial Instruments
-------------------------------------------
   Each Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At May 31, 2001 there were no outstanding obligations under these financial instruments.

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

9 Annual Meeting of Shareholders (Unaudited)
-------------------------------------------
   Each Trust held its Annual Meeting of Shareholders on March 23, 2001. The following actions were taken by the shareholders of each Trust:
   ITEM 1: The election of James B. Hawkes and Samuel L. Hayes, III as Trustees of the Trust for a three-year term expiring in 2004. Mr. Hayes was designated the Nominee to be elected solely by APS shareholders:

                                                  NOMINEE FOR TRUSTEE          NOMINEE FOR TRUSTEE
                                              ELECTED BY APS SHAREHOLDERS  ELECTED BY ALL SHAREHOLDERS
    TRUST                                        SAMUEL L. HAYES, III            JAMES B. HAWKES
    --------------------------------------------------------------------------------------------------
    California Trust
       For                                                    2,359                     5,575,272
       Withheld                                                   1                        84,239
    Florida Trust
       For                                                    1,420                     3,527,175
       Withheld                                                   0                        32,582
    Massachusetts Trust
       For                                                      855                     2,360,960
       Withheld                                                   0                        30,027
    Michigan Trust
       For                                                      691                     1,714,737
       Withheld                                                   9                        47,479
    New Jersey Trust
       For                                                    1,509                     4,348,730
       Withheld                                                  11                        57,455
    New York Trust
       For                                                    1,709                     5,049,379
       Withheld                                                  71                       112,493
    Ohio Trust
       For                                                      940                     2,064,452
       Withheld                                                   0                        46,194
    Pennsylvania Trust
       For                                                      900                     2,358,194
       Withheld                                                   0                       155,266

   Also serving as Trustees are Jessica M. Bibliowicz, Donald R. Dwight, Norton H. Reamer, Lynn A. Stout and Jack L. Treynor.

   ITEM 2: The ratification of the selection of Deloitte & Touche LLP as independent certified public accountants to each Trust for the fiscal year ending November 30, 2001.

                                              CALIFORNIA   FLORIDA    MASSACHUSETTS    MICHIGAN
                                                TRUST       TRUST         TRUST         TRUST
    ---------------------------------------------------------------------------------------------
    For                                       5,589,439   3,517,161      2,358,801     1,712,701
    Against                                      33,390      15,581          6,800        40,878
    Abstain                                      36,682      27,015         25,386         8,637

                                              NEW JERSEY   NEW YORK       OHIO       PENNSYLVANIA
                                                TRUST       TRUST         TRUST         TRUST
    ---------------------------------------------------------------------------------------------
    For                                       4,342,496   5,057,805      2,097,418     2,362,898
    Against                                      16,367      73,727            600       145,327
    Abstain                                      47,322      30,340         12,628         5,235

DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the same Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Trust's transfer agent, PFPC, Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                                      ------------------------------------------------------
                                                      Please print exact name on account
                                                      ------------------------------------------------------
                                                      Shareholder signature                   Date
                                                      ------------------------------------------------------
                                                      Shareholder signature                   Date
                                                      Please sign exactly as your common shares are registered.
                                                      All persons whose names appear on the share certificate
                                                      must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                                  Eaton Vance Municipal Income Trusts
                                  c/o PFPC, Inc.
                                  P.O. Box 8030
                                  Boston, MA 02266-8030
                                  800-331-1710
--------------------------------------------------------------------------------

NUMBER OF EMPLOYEES
Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS
As of May 31, 2001, our records indicate that there are 76, 55, 67, 36, 66, 55, 64 and 62 registered shareholders for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively, and approximately 750, 1,850, 1,250, 1,150, 1,900, 3,000, 1,350, and 1,350 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

                                  Eaton Vance Distributors, Inc.
                                  The Eaton Vance Building
                                  255 State Street
                                  Boston, MA 02109
                                  1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOLS

California Trust          CEV
Florida Trust             FEV
Massachusetts Trust       MMV
Michigan Trust            EMI
New Jersey Trust          EVJ
New York Trust            EVY
Ohio Trust                EVO
Pennsylvania Trust        EVP

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPAL INCOME TRUSTS

Officers

Thomas J. Fetter
President and Portfolio Manager
of New York and Ohio Municipal
Income Trusts

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts and
New Jersey Municipal Income Trusts

Cynthia J. Clemson
Vice President and Portfolio
Manager of California, Florida and
Pennsylvania Municipal Income Trusts

William H. Ahern, Jr.
Vice President and Portfolio Manager
of Michigan Municipal Income Trust

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
University of California at Los Angeles School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER AND ADMINISTRATOR OF
EATON VANCE MUNICIPAL INCOME TRUSTS
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn: Eaton Vance Municipal Income Trusts
P.O. Box 8030
Boston, MA 02266-8030
(800) 331-1710

                                 EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT

                                  PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122


EATON VANCE MUNICIPAL INCOME TRUSTS
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



147-7/01                                                              CE-MUNISRC